Putnam
Master Income
Trust

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

10-31-02

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FROM THE TRUSTEES

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Dear Fellow Shareholder:

With an eye toward the prevailing uncertainties in the markets during the fiscal year ended October 31, 2002, Putnam Master Income Trust's management team maintained an allocation of approximately half of the fund's assets in high-quality bonds for the safety they provide.

However, with prospects for a recovering economy and the potential for a shift of investors' attention to lower-rated, higher-yielding bonds, the team retained a sizable commitment to these bonds. This was done to take advantage of the higher current income they provided as well as their potential to help boost net asset value down the road as investors regain confidence in these sectors.

As a result of this positioning, the fund delivered results somewhat below those of its primary benchmark, although the fund performed well compared to its peers. You will find a full explanation of the fund's performance during the fiscal year in the following report from the fund's managers. They also offer their views on the fund's prospects in the months ahead.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
December 18, 2002

REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam Core Fixed-Income Team

The year ended October 31, 2002, was, on balance, a highly favorable period for the bond market. With significant volatility in the U.S. and foreign equity markets, concerns about global terrorism, corporate scandals in the United States, and a cyclical economic slowdown causing lackluster profits, investors have flocked to bonds. High-quality bonds have benefited the most, as nervous investors have generally avoided those investments with higher risk. However, while the lower-quality sectors have underperformed high-quality bonds, these sectors -- such as high-yield corporate bonds and emerging-market bonds -- still have generally outperformed equities by a large margin. By and large, investors who have diversified their portfolios into fixed-income securities have been rewarded.

Total return for 12 months ended 10/31/02

       Net asset value            Market price
-----------------------------------------------------------------------
           2.16%                     2.71%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance based on market prices for the shares will vary from performance based on the portfolio's net asset value. Performance information for longer periods begins on page 8.

Putnam Master Income Trust is a multi-sector portfolio that may invest in high-yield corporate, investment-grade corporate, emerging-market, and foreign investment-grade bonds, as well as high-quality U.S. government bonds, such as Treasuries and mortgage-backed securities
(MBSs). During the reporting period, these sectors had mixed results, reflecting investors' preference for higher-quality bonds. The fund's substantial allocation to high-yield corporate bonds hurt overall performance for much of the period and caused it to underperform its primary benchmark, the Lehman Government Credit Index. However, fund holdings in MBSs and U.S. government, international, and emerging-market bonds all helped boost returns during the period. The fund outperformed the Credit Suisse First Boston High Yield Index, which tracks global high-yield bonds, but lagged the Salomon Smith Barney Non-U.S. World Government Bond Index, which tracks international government securities (these indexes are used as references only). Your fund also outperformed the average return for its Lipper category (see page 8 for details).


[GRAPHIC OMITTED: horizontal bar chart SECTORS ALLOCATIONS]

SECTORS ALLOCATIONS*

High yield              43.0%

U.S. investment
grade                   33.3%

International           23.8%

Footnote reads:
*Based on net assets as of 10/31/02. Holdings will vary over time.


The fund's market price reflects the relative performance of the underlying portfolio as well as broad market trends, including increases or decreases in demand for the types of securities in which the fund invests. The fund's return at market price was slightly higher than its return at net asset value, in part because of the flight to quality among investors that occurred toward the end of the period. During this time, increased investor demand for fixed-income securities in general helped bolster the fund's market price.

* AN UNPREDICTABLE YEAR DROVE INVESTORS TOWARD QUALITY

Beginning with the terrorist attacks that shook the financial markets a year ago, the past fiscal year was unusually challenging. Immediately following September 11, investors sought safety in high-quality bonds and generally shunned risky investments. However, in the fourth quarter of 2001, investors were buoyed by evidence of economic strengthening, U.S. military success in Afghanistan, and the resulting rise in equity prices. High-quality bonds ended up having a turbulent quarter, marked by a sharp sell-off in November. High-yield bonds and emerging-market bonds (except for trouble spots such as Argentina) had solid returns during the fourth quarter. In fact, it was the strongest quarterly performance for high-yield bonds in many years.

At the beginning of 2002, the renewed optimism of U.S. investors was eliminated by a wave of corporate scandals. Beginning with Enron, these scandals included former investment darlings such as Global Crossing, Qwest, Tyco, and WorldCom. Each time, just as investors were catching their breath, it seemed that another large well-known company was being accused of malfeasance.

The economy was also unpredictable. In the first quarter of 2002, many analysts were forecasting slow growth that would begin to pick up by midyear. In fact, sagging consumer confidence, continued rounds of layoffs, and steep declines in the stock market -- exemplified by an exceptionally poor third quarter, in which the Dow Jones Industrial Average and the S&P 500 Index each lost more than 17% -- resulted in a change in the forecast, calling for slow growth well into 2003. Although the market began the calendar year anticipating that the Federal Reserve Board would begin to raise rates, by the end of the fund's fiscal year it appeared possible that the Fed could ease at least once more before beginning to tighten again. (This belief was confirmed on November 6, 2002, when the Fed reduced short-term rates by one half of one percentage point.) The result of this uncertainty and risk aversion has been a surging U.S. Treasury market that pushed the yield on the 10-year Treasury bond down to 3.60% by early October -- a level not seen since the late 1950s. During October, however, the Dow Jones Industrial Average gained nearly 11%, and bonds with greater credit risk outperformed high-quality Treasuries. Treasury yields rose sharply during the month. As a result, your fund's performance relative to its competitors showed improvement in the final month of the period.

Fund Profile

Putnam Master Income Trust seeks high current income and relative stability by investing in U.S. investment-grade, corporate high-yield, and international fixed-income securities (including emerging markets). By diversifying across these markets and sectors, the fund seeks to provide more stable returns over time. The fund is designed for investors seeking high current income, asset class diversification, or both.


* MANAGEMENT EMPHASIZED HIGH-YIELD BONDS DURING FISCAL YEAR

During 2000 and 2001, bonds outperformed other asset classes. This two-year rally and the general sense that the economy would begin to strengthen in 2002 caused your fund's management team to believe that lower-rated, higher-yielding corporate bonds would outperform during the year. The high-yield market typically anticipates an economic recovery, and with a peak in default rates occurring in January 2002, it appeared that high-yield bonds were poised to have a strong year -- especially given the strong performance this sector had in the fourth quarter of 2001. However, the high-yield rally never materialized; rather, we witnessed steep declines in the equity markets and uncertainty and risk aversion among investors.


[GRAPHIC OMITTED: TOP THREE HOLDINGS PER SECTOR]

TOP THREE HOLDINGS PER SECTOR

HIGH-YIELD BONDS

HMH Properties, Inc.
Company guaranty, Series B, 7.875%, 2008

Echostar Broadband Corp.
Senior notes, 10.375%, 2007

Pioneer Natural Resources Co.
Company guaranty, 9.625%, 2010

FOREIGN GOVERNMENT BONDS

Sweden (Government of)
Series 1044, 3.5%, 2006

United Kingdom
Treasury bonds, 5%, 2004

Russia (Federation of)
Unsubordinated stepped-coupon, 5%,
(7.5%, 3/31/07), 2030

U.S. GOVERNMENT BONDS

U.S. Treasury bonds
4.375%, 2012

U.S. Treasury bonds
7.5%, 2016

U.S. Treasury bonds
6.25%, 2023

Footnote reads:
These holdings represent 12.0% of the fund's net assets as of 10/31/02. Portfolio holdings will vary over time.

In spite of the disappointing performance of the fund's high-yield holdings, we remain confident in their potential and expect to keep the fund's weighting in high-yield bonds at its current level of approximately 50% of total assets. Our high-yield strategy is supported by a number of positive trends: yield spreads relative to Treasuries are wide; default rates, having peaked earlier in the year, are improving; and demand for these bonds is growing as evidenced by renewed investor interest. Yields are high -- often exceeding 10% -- and there is potential for price appreciation. Finally, large companies are now entering the high-yield universe, having been downgraded from investment-grade status. Many of these "fallen angels" have strong cash flows and manageable amounts of debt and offer attractive yields relative to their credit-risk profile. In October, with the rally in the stock market and a large increase in Treasury yields, high-yield bonds outperformed Treasuries.

* OTHER FUND SECTORS AFFECTED BY INVESTORS' RISK AVERSION

The remaining sectors of the fund's portfolio -- including emerging markets, international developed markets, U.S. Treasury, and MBSs -- had varying performance, depending on the level of risk attached to the sector. Despite a difficult year for emerging-market bonds, this sector actually boosted performance for the fund. In particular, the fund benefited from strong performance among holdings in Russia, Bulgaria, and Mexico, which have benefited from rising oil prices and greater economic stability, and it avoided the problems in Argentina and Brazil.

In developed international markets, the fund's holdings of high-quality government bonds and MBSs performed well. We emphasized Germany, the U.K., and Canada. In addition, all non-U.S. dollar-denominated holdings benefited from the declining dollar during the fiscal year. The fund's U.S. investment-grade holdings, which accounted for approximately one-quarter of total net assets, included U.S. Treasuries, government agency securities, and MBSs. These performed well during the year, with Treasuries benefiting from the flight to quality and MBSs benefiting from attractive yield spreads over Treasuries. There has been some concern that MBS returns may lag as a result of high refinancing rates, and we have begun trimming back holdings in this sector.

* REPOSITIONING THE PORTFOLIO FOR 2003

After nearly three years of strong returns for high-quality sectors, such as U.S. Treasuries, we believe the bond market appears poised for a change. Economic growth in the United States is beginning to stabilize and show signs of improvement, and Treasury yields have begun to increase. We have taken steps to reposition the portfolio, reducing emerging-market and MBS holdings and increasing weightings in high-yield and investment-grade corporate bonds, as well as international sovereign bonds. While there are still risks, such as war with Iraq and continued threats of terrorism, we believe that these sectors should outperform other global bond sectors in 2003 because of their attractive yields and the comparatively low yields found elsewhere.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 10/31/02, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Lower-rated bonds may offer higher yields in return for more risk. Mutual funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk.

The fund is managed by the Putnam Core Fixed-Income Team. The members of the team are David Waldman (Portfolio Leader), D. William Kohli
(Portfolio Member), Carl Bell, Rob Bloemker, Andrea Burke, Kevin Cronin, James Prusko, Michael Salm, and John Van Tassel.


PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.

TOTAL RETURN FOR PERIODS ENDED 10/31/02

                                                        Salomon
                                                     Smith Barney
                                           Lehman       Non-U.S.
                              Market        Govt.     World Govt.    CSFB High
                     NAV       price    Credit Index   Bond Index   Yield Index
-------------------------------------------------------------------------------
1 year              2.16%      2.71%        5.52%       10.07%         -0.07%
-------------------------------------------------------------------------------
5 years             9.09      14.73        42.77        16.29           2.42
Annual average      1.76       2.79         7.38         3.06           0.48
-------------------------------------------------------------------------------
10 years           76.00      80.24       106.09        70.36          81.04
Annual average      5.82       6.07         7.50         5.47           6.12
-------------------------------------------------------------------------------
Life of fund
(since 12/28/87)
Annual average      7.82       7.03         8.54         6.17           8.06
-------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return, net asset value and market price will fluctuate and you may have a gain or a loss when you sell your shares. Performance does not reflect taxes on reinvested distributions.

LIPPER INFORMATION:

The average cumulative return for the 12 funds in the Lipper Flexible Income Funds category over the 12 months ended 10/31/02 was -0.90%. Over the 5- and 10-year periods ended 10/31/02, annualized returns for the category were 1.41% and 5.63%, respectively.

PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 10/31/02

-------------------------------------------------------------------------------
Distributions from common shares
-------------------------------------------------------------------------------
Number                                                      12
-------------------------------------------------------------------------------
Income                                                   $0.5760
-------------------------------------------------------------------------------
Capital gains                                               --
-------------------------------------------------------------------------------
  Total                                                  $0.5760
-------------------------------------------------------------------------------
Share value: (common shares)                          NAV       Market price
-------------------------------------------------------------------------------
10/31/01                                             $6.80          $6.53
-------------------------------------------------------------------------------
10/31/02                                              6.37           6.15
-------------------------------------------------------------------------------
Current return (common shares, end of period)
-------------------------------------------------------------------------------
Current
dividend
rate 1                                                9.04%          9.37%
-------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or market price at end of period.

TOTAL RETURN FOR PERIODS ENDED 9/30/02 (most recent calendar quarter)

                                                       NAV       Market price
-------------------------------------------------------------------------------
1 year                                                4.16%         10.02%
-------------------------------------------------------------------------------
5 years                                               8.88          19.00
Annual average                                        1.72           3.54
-------------------------------------------------------------------------------
10 years                                             74.99          79.75
Annual average                                        5.76           6.04
-------------------------------------------------------------------------------
Life of fund
(since 12/28/87)
Annual average                                        7.88           7.50
-------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE BENCHMARKS

Lehman Government Credit Index* is an unmanaged index of U.S fixed-income securities.

Salomon Smith Barney Non-U.S. World Government Bond Index* is an unmanaged index of government bonds from 14 countries.

Credit Suisse First Boston (CSFB) High Yield Index* is an unmanaged index of high-yield debt securities.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.

*Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders
Putnam Master Income Trust

We have audited the accompanying statement of assets and liabilities of Putnam Master Income Trust, including the fund's portfolio, as of October 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Master Income Trust as of October 31, 2002, the results of its operations for the year then ended, and changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended in conformity with accounting principles generally accepted in the United States of America.

                                                      KPMG  LLP
Boston, Massachusetts
December 6, 2002



THE FUND'S PORTFOLIO
October 31, 2002

CORPORATE BONDS AND NOTES (47.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
           $480,537 Interact Operating Co. notes 14s, 2003 (PIK)                                                $48
            230,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                         237,475
                                                                                                      -------------
                                                                                                            237,523

Automotive (1.7%)
-------------------------------------------------------------------------------------------------------------------
            100,000 American Axle & Manufacturing, Inc. company guaranty 9 3/4s, 2009                       106,750
            270,000 Collins & Aikman Products, Inc. company guaranty 11 1/2s, 2006                          226,800
            520,000 Collins & Aikman Products, Inc. company guaranty 10 3/4s, 2011                          478,400
            560,000 DaimlerChrysler Corp. company guaranty 8 1/2s, 2031                                     631,758
            100,000 Dana Corp. notes 10 1/8s, 2010                                                           98,000
            170,000 Dana Corp. notes 9s, 2011                                                               156,400
             60,000 Dana Corp. notes 7s, 2029                                                                42,300
            210,000 Dana Corp. notes 6 1/4s, 2004                                                           201,075
EUR          20,000 Dana Corp. sr. notes 9s, 2011                                                            17,030
            $60,000 Delco Remy International, Inc. company guaranty 11s, 2009                                33,600
            110,000 Delco Remy International, Inc. company guaranty 10 5/8s, 2006                            66,000
             70,000 Delco Remy International, Inc. sr. notes 8 5/8s, 2007                                    54,250
            445,000 Dura Operating Corp. company guaranty Ser. B, 8 5/8s, 2012                              429,425
            370,000 Dura Operating Corp. company guaranty Ser. D, 9s, 2009                                  314,500
            300,000 Exide Corp. sr. notes 10s, 2005 (In default) (NON)                                       33,000
             80,000 Federal Mogul Corp. notes 7 7/8s, 2010 (In default) (NON)                                12,400
            250,000 Federal Mogul Corp. notes 7 3/4s, 2006 (In default) (NON)                                38,750
            535,000 Ford Motor Co. notes 7.45s, 2031                                                        408,387
            145,000 Ford Motor Credit Corp. notes 7 7/8s, 2010                                              133,794
            100,000 Ford Motor Credit Corp. notes 7 3/8s, 2009                                               90,543
            105,000 Ford Motor Credit Corp. notes 7 1/4s, 2011                                               92,018
            745,000 General Motors Acceptance Corp. bonds 8s, 2031                                          659,154
             80,000 Hayes Lemmerz International, Inc. 144A company guaranty 11 7/8s,
                    2006 (In default) (NON)                                                                  42,400
            345,000 Lear Corp. company guaranty Ser. B, 8.11s, 2009                                         360,001
            650,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                         672,432
EUR         110,000 Lear Corp. sr. notes 8 1/8s, 2008                                                       108,911
           $140,000 Tenneco Automotive, Inc. company guaranty Ser. B, 11 5/8s, 2009                          95,200
                                                                                                      -------------
                                                                                                          5,603,278

Basic Materials (5.8%)
-------------------------------------------------------------------------------------------------------------------
            520,000 Acetex Corp. sr. notes 10 7/8s, 2009 (Canada)                                           540,800
            300,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                            298,500
            385,000 AK Steel Corp. 144A company guaranty 7 3/4s, 2012                                       377,300
            210,950 Anker Coal Group, Inc. company guaranty Ser. B, 14 1/4s,
                    2007 (In default) (NON)                                                                  37,971
             83,463 Appleton Papers, Inc. bank term loan FRN 5.058s, 2006
                    (acquired 6/04/02, cost $83,776) (RES)                                                   83,672
            570,000 Appleton Papers, Inc. company guaranty Ser. B, 12 1/2s, 2008                            592,800
            750,000 ARCO Chemical Co. debs. 9.8s, 2020                                                      555,000
            520,000 Avecia Group PLC company guaranty 11s, 2009 (United Kingdom)                            436,800
            330,000 Better Minerals & Aggregates Co. company guaranty 13s, 2009                             250,800
            290,000 Compass Minerals Group, Inc. company guaranty 10s, 2011                                 307,400
            500,000 Doe Run Resources Corp. company guaranty Ser. B, 11 1/4s,
                    2005 (In default) (NON)                                                                 130,000
             70,000 Doe Run Resources Corp. company guaranty Ser. B(a), 11 1/4s,
                    2005 (In default) (NON)                                                                  22,400
            160,000 Doe Run Resources Corp. company guaranty FRN Ser. B, 8.119s,
                    2003 (In default) (NON)                                                                  36,800
            100,000 Equistar Chemicals LP notes 8 3/4s, 2009                                                 84,223
            790,000 Equistar Chemicals LP/Equistar Funding Corp. company
                    guaranty 10 1/8s, 2008                                                                  711,000
            140,000 Ferro Corp. sr. notes 9 1/8s, 2009                                                      149,831
EUR         115,000 Fort James Corp. company guaranty 4 3/4s, 2004                                           95,758
           $440,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                                448,800
             90,000 Georgia Gulf Corp. company guaranty 10 3/8s, 2007                                        96,750
            395,000 Georgia-Pacific Corp. debs. 9 1/2s, 2011                                                345,965
            380,000 Georgia-Pacific Corp. notes 8 7/8s, 2031                                                292,676
             60,000 Georgia-Pacific Corp. notes 7 1/2s, 2006                                                 52,527
             90,000 Haynes International, Inc. sr. notes 11 5/8s, 2004                                       58,500
            810,000 Hercules, Inc. company guaranty 11 1/8s, 2007                                           891,000
            226,196 Huntsman Corp. bank term loan FRN Ser. A, 6.29s, 2007
                    (acquired various dates from 3/01/02 to 7/17/02, cost $181,129) (RES)                   170,778
            108,509 Huntsman Corp. bank term loan FRN Ser. B, 7.79s, 2007
                    (acquired various dates from 3/01/02 to 7/17/02, cost $86,889) (RES)                     81,924
            750,000 Huntsman ICI Chemicals, Inc. company guaranty 10 1/8s, 2009                             585,000
            550,000 Huntsman ICI Holdings sr. disc. notes zero %, 2009                                       99,000
EUR         105,000 Huntsman International, LLC sr. sub. notes Ser. EXCH, 10 1/8s, 2009                      71,733
           $190,000 IMC Global, Inc. company guaranty Ser. B, 11 1/4s, 2011                                 205,975
            305,000 IMC Global, Inc. company guaranty Ser. B, 10 7/8s, 2008                                 329,455
            225,000 International Paper Co. 144A notes 5.85s, 2012                                          229,947
            710,000 ISP Chemco, Inc. company guaranty Ser. B, 10 1/4s, 2011                                 720,650
             30,000 Kaiser Aluminum & Chemical Corp. sr. notes Ser. B, 10 7/8s,
                    2006 (In default) (NON)                                                                  18,600
            915,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes 12 3/4s,
                    2003 (In default) (NON)                                                                  96,075
            180,000 Louisiana-Pacific Corp. sr. sub. notes 10 7/8s, 2008                                    188,100
            100,000 Lyondell Chemical Co. bonds 11 1/8s, 2012                                                97,500
            290,000 Lyondell Chemical Co. notes Ser. A, 9 5/8s, 2007                                        274,050
             80,000 Lyondell Chemical Co. sec. notes Ser. B, 9 7/8s, 2007                                    76,400
            410,000 Lyondell Chemical Co. sr. sub. notes 10 7/8s, 2009                                      346,450
EUR         320,000 MDP Acquisitions PLC sr. notes Ser. REGS, 10 1/8s, 2012 (Ireland)                       311,287
EUR         120,000 Messer Griesheim Holdings AG sr. notes 10 3/8s, 2011 (Germany)                          124,277
           $405,000 Millenium America, Inc. company guaranty 9 1/4s, 2008                                   405,000
            130,000 Millenium America, Inc. company guaranty 7s, 2006                                       121,072
            210,000 Millenium America, Inc. 144A sr. notes 9 1/4s, 2008                                     202,650
            250,000 Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                             240,000
             50,000 Nortek, Inc. sr. sub. notes Ser. B, 9 7/8s, 2011                                         47,000
            170,000 Nortek, Inc. 144A sr. notes Ser. B, 9 1/8s, 2007                                        166,175
            250,000 Noveon, Inc. company guaranty Ser. B, 11s, 2011                                         265,000
            840,000 OM Group, Inc. company guaranty 9 1/4s, 2011                                            327,600
            290,000 Oregon Steel Mills, Inc. 144A 1st mtge. 10s, 2009                                       290,000
            185,000 P&L Coal Holdings Corp. company guaranty Ser. B, 9 5/8s, 2008                           191,475
            630,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                      648,900
            233,383 PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)                                  144,989
            190,000 Phelps Dodge Corp. sr. notes 8 3/4s, 2011                                               195,737
             77,794 Pioneer Companies, Inc. sec. FRN 5.298s, 2006                                            47,454
            130,000 Polymer Group, Inc. company guaranty Ser. B, 9s, 2007 (In default) (NON)                 26,000
             60,000 Polymer Group, Inc. company guaranty Ser. B, 8 3/4s,
                    2008 (In default) (NON)                                                                  12,000
            430,000 Potlatch Corp. company guaranty 10s, 2011                                               466,550
            535,000 Premium Standard Farms, Inc. sr. notes 9 1/4s, 2011                                     358,450
            149,250 Riverwood International Corp. bank term loan FRN Ser. C,
                    4.586s, 2007 (acquired 4/24/02, cost $149,250) (RES)                                    148,854
            150,000 Riverwood International Corp. bank term loan FRN Ser. C,
                    4.26s, 2008 (acquired 4/24/02, cost $151,903) (RES)                                     149,719
            880,000 Riverwood International Corp. company guaranty 10 7/8s, 2008                            886,600
            480,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                             340,800
            230,000 Smurfit-Stone Container Corp. 144A sr. notes 8 1/4s, 2012                               234,600
            515,000 Steel Dynamics, Inc. 144A sr. notes 9 1/2s, 2009                                        535,600
            380,000 Sterling Chemicals Holdings sr. disc. notes 13 1/2s, 2008 (In default) (NON)              1,900
            240,000 Sterling Chemicals, Inc. company guaranty Ser. B, 12 3/8s,
                    2006 (In default) (NON)                                                                 254,400
            450,000 Stone Container Corp. sr. notes 9 3/4s, 2011                                            482,625
            180,000 Stone Container Corp. sr. notes 9 1/4s, 2008                                            189,900
            310,000 Stone Container Corp. sr. notes 8 3/8s, 2012                                            318,525
            170,000 Stone Container Corp. 144A company guaranty 11 1/2s,
                    2006 (Canada)                                                                           178,925
            310,000 Tembec Industries, Inc. company guaranty 8 5/8s, 2009 (Canada)                          315,038
            190,000 Tembec Industries, Inc. company guaranty 8 1/2s, 2011 (Canada)                          192,850
             30,000 Texas Petrochemical Corp. sr. sub. notes 11 1/8s, 2006                                   18,900
            110,000 Texas Petrochemical Corp. sr. sub. notes Ser. B, 11 1/8s, 2006                           66,000
             35,000 United States Steel, LLC sr. notes 10 3/4s, 2008                                         34,475
            280,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                              69,300
             22,000 Weirton Steel Corp. sr. notes FRN 10s, 2008                                               2,420
            380,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007 (In default) (NON)                11,400
            230,000 WHX Corp. sr. notes 10 1/2s, 2005                                                       177,100
                                                                                                      -------------
                                                                                                         19,690,457

Building Materials (0.5%)
-------------------------------------------------------------------------------------------------------------------
            625,000 American Standard Companies, Inc. company guaranty 7 5/8s, 2010                         653,125
             10,000 American Standard Companies, Inc. company guaranty 7 3/8s, 2005                          10,300
            150,000 Atrium Companies, Inc. company guaranty Ser. B, 10 1/2s, 2009                           137,625
            180,000 Building Materials Corp. company guaranty 8s, 2008                                      135,000
            480,000 Dayton Superior Corp. company guaranty 13s, 2009                                        406,800
            120,000 NCI Building Systems, Inc. bank term loan FRN Ser. B, 5.06s,
                    2008 (acquired 9/04/02, cost $120,000) (RES)                                            119,925
            670,000 Owens Corning bonds 7 1/2s, 2018 (In default) (NON)                                     167,500
            460,000 Owens Corning notes 7 1/2s, 2005 (In default) (NON)                                     115,000
                                                                                                      -------------
                                                                                                          1,745,275

Capital Goods (4.4%)
-------------------------------------------------------------------------------------------------------------------
            165,000 ABB Finance, Inc. company guaranty Ser. E MTN, 6 3/4s, 2004                              90,420
            130,000 Advanced Glass Fiber Yarns bank term loan FRN Ser. A,
                    7.25s, 2004 (acquired 9/12/02, cost $91,000) (RES)                                       78,000
            120,000 Advanced Glass Fiber Yarns sr. sub. notes 9 7/8s, 2009 (In default) (NON)                12,000
            375,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                        352,500
            122,321 Alliant Techsystems, Inc. bank term loan FRN Ser. C, 4.063s,
                    2009 (acquired 5/07/02, cost $122,321) (RES)                                            122,382
             27,716 Allied Waste Industries, Inc. bank term loan FRN 4.855s,
                    2007 (acquired 2/27/02, cost $27,404) (RES)                                              26,567
            419,205 Allied Waste Industries, Inc. bank term loan FRN 4.598s,
                    2006 (acquired various dates from 10/18/01 to 2/27/02,
                    cost $411,383) (RES)                                                                    401,838
          1,175,000 Allied Waste North America, Inc. company guaranty Ser. B, 10s, 2009                   1,117,719
            210,000 Allied Waste North America, Inc. company guaranty Ser. B,
                    8 7/8s, 2008                                                                            210,000
            615,000 Allied Waste North America, Inc. company guaranty Ser. B,
                    8 1/2s, 2008                                                                            602,700
             40,000 Allied Waste North America, Inc. company guaranty Ser. B,
                    7 7/8s, 2009                                                                             38,700
            110,000 Amkor Technologies, Inc. sr. notes 9 1/4s, 2006                                          90,200
            210,000 Amkor Technologies, Inc. Structured Notes
                    (issued by STEERS Credit Linked Trust 2000) 12.58s, 2005                                115,500
            340,000 Applied Extrusion Technologies, Inc. company guaranty Ser. B,
                    10 3/4s, 2011                                                                           200,600
            765,000 Argo-Tech Corp. 144A company guaranty 8 5/8s, 2007                                      497,250
            360,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                          242,100
             70,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8 7/8s, 2011                                   45,325
            530,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                      352,450
            245,000 Berry Plastics Corp. company guaranty 10 3/4s, 2012                                     254,800
            570,000 Blount, Inc. company guaranty 13s, 2009                                                 313,500
            295,000 Briggs & Stratton company guaranty 8 7/8s, 2011                                         310,328
            660,000 Browning-Ferris Industries, Inc. debs. 7.4s, 2035                                       481,800
            290,000 Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008                                 250,125
            500,000 Decrane Aircraft Holdings Co. company guaranty Ser. B, 12s, 2008                        200,000
            430,000 Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012                                          421,400
             87,117 Flowserve Corp. bank term loan FRN Ser. C, 4.707s,
                    2009 (acquired 4/30/02, cost $87,117) (RES)                                              85,950
            337,000 Flowserve Corp. company guaranty 12 1/4s, 2010                                          355,535
             50,000 Flowserve Finance BV company guaranty 12 1/4s,
                    2010 (Netherlands)                                                                       51,980
            170,000 Fonda Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                                   119,000
            199,500 Grief Brothers bank term loan FRN Ser. C, 4.054s, 2009
                    (acquired 8/02/02, cost $199,500) (RES)                                                 199,400
            410,000 Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                                258,300
            280,000 High Voltage Engineering Corp. sr. notes 10 3/4s, 2004                                  100,800
            300,000 IESI Corp. 144A sr. sub. notes 10 1/4s, 2012                                            273,000
            250,000 Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                    (14s, 8/15/03), 2008 (STP)                                                               10,000
            280,000 Jackson Products, Inc. company guaranty Ser. B, 9 1/2s, 2005                            179,200
            235,000 Jordan Industries, Inc. sr. notes Ser. D, 10 3/8s, 2007                                 132,775
            120,000 L-3 Communications Corp. company guaranty 7 5/8s, 2012                                  124,200
            220,000 L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                              227,700
            180,000 L-3 Communications Corp. 144A Structured Notes 8 1/2s, 2006
                    (Issued by Credit and Repackaged Securities, Ltd.)
                    (Cayman Islands)                                                                        193,014
            220,000 Laidlaw, Inc. debs. 8 3/4s, 2025 (Canada) (In default) (NON)                            104,500
             60,000 Laidlaw, Inc. debs. 8 1/4s, 2023 (Canada) (In default) (NON)                             29,250
            680,000 Laidlaw, Inc. notes 7.65s, 2006 (Canada) (In default) (NON)                             324,700
            810,000 Lockheed Martin Corp. bonds 8 1/2s, 2029                                              1,026,302
            170,000 Manitowoc Company, Inc. (The) 144A sr. sub. notes 10 1/2s, 2012                         168,725
            124,625 Michigan Electric Transmission Co./Michigan Electric Transmission,
                     Inc. bank term loan FRN Ser. B, 4.411s, 2007
                    (acquired 4/22/02, cost $124,625) (RES)                                                 124,625
            225,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                             227,813
            515,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                  463,500
            590,000 Owens-Brockway Glass company guaranty 8 7/8s, 2009                                      601,800
            520,000 Owens-Illinois, Inc. debs. 7.8s, 2018                                                   400,400
            115,000 Owens-Illinois, Inc. sr. notes 8.1s, 2007                                               107,813
            230,000 Pliant Corp. company guaranty 13s, 2010                                                 181,700
             70,000 Pliant Corp. sr. sub. notes 13s, 2010                                                    55,300
            360,000 Roller Bearing Company of America company guaranty
                    Ser. B, 9 5/8s, 2007                                                                    334,800
             23,328 SPX Corp. bank term loan FRN Ser. B, 4.063s, 2009
                    (acquired 7/23/02, cost $23,328) (RES)                                                   23,173
             38,860 SPX Corp. bank term loan FRN Ser. C, 4.313s, 2010
                    (acquired 7/23/02, cost $38,860) (RES)                                                   38,622
            580,000 Tekni-Plex, Inc. company guaranty Ser. B, 12 3/4s, 2010                                 522,000
             50,000 Terex Corp. company guaranty 8 7/8s, 2008                                                42,500
            350,000 Terex Corp. company guaranty Ser. B, 10 3/8s, 2011                                      315,000
            140,000 Terex Corp. company guaranty Ser. D, 8 7/8s, 2008                                       119,000
            100,000 Trimas Corp. bank term loan FRN 4.438s, 2009
                    (acquired 6/05/02, cost $100,000) (RES)                                                 100,188
            240,000 Trimas Corp. 144A sr. sub. notes 9 7/8s, 2012                                           228,000
            200,583 United Defense Industries, Inc. bank term loan FRN Ser. B,
                    4.3s, 2009 (acquired 10/19/01 & 7/01/02, cost $200,583) (RES)                           200,499
             60,000 Waste Management, Inc. sr. notes 7 3/8s, 2010                                            62,371
                                                                                                      -------------
                                                                                                         14,941,639

Commercial and Consumer Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
            128,050 Coinmach Corp. bank term loan FRN Ser. B, 4.667s, 2009
                    (acquired 1/31/02, cost $127,890) (RES)                                                 128,242
            750,000 Coinmach Corp. sr. notes 9s, 2010                                                       780,000
                                                                                                      -------------
                                                                                                            908,242

Communication Services (2.7%)
-------------------------------------------------------------------------------------------------------------------
            415,000 Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                    (13 1/2s, 10/1/04), 2009 (STP)                                                           33,200
            340,000 Alamosa Delaware, Inc. company guaranty 13 5/8s, 2011                                    91,800
            150,000 Alamosa Delaware, Inc. company guaranty 12 1/2s, 2011                                    42,000
            745,000 Alamosa PCS Holdings, Inc. company guaranty stepped-coupon
                    zero % (12 7/8s, 2/15/05), 2010 (STP)                                                   104,300
            590,000 American Cellular Corp. company guaranty 9 1/2s, 2009                                    76,700
            300,000 American Tower Corp. sr. notes 9 3/8s, 2009                                             174,000
            210,000 Arch Communications, Inc. sr. notes 13 3/4s, 2008 (In default) (NON)                      1,050
            300,000 Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda)
                    (In default) (NON)                                                                       45,000
            545,000 British Telecommunications PLC bonds 8 7/8s, 2030
                    (United Kingdom)                                                                        655,951
            198,217 Colo.com, Inc. 144A sr. notes 13 7/8s, 2010 (In default) (NON)                            3,964
            440,000 Crown Castle International Corp. sr. disc. notes stepped-coupon
                    zero % (10 3/8s, 5/15/04), 2011 (STP)                                                   237,600
            410,000 Crown Castle International Corp. sr. notes 9 3/8s, 2011                                 293,150
             50,000 Crown Castle International Corp. sr. notes 9s, 2011                                      34,000
          1,210,000 Cybernet Internet Services International, Inc. 144A sr. disc. notes
                    stepped-coupon zero % (13s, 8/15/04), 2009 (Denmark) (STP)                                1,210
            510,000 Dobson/Sygnet Communications, Inc. sr. notes 12 1/4s, 2008                              306,000
            460,000 Equinix, Inc. sr. notes 13s, 2007 (In default) (NON)                                     46,000
            210,000 Firstworld Communication Corp. sr. disc. notes stepped-coupon
                    zero % (13s, 4/15/03), 2008 (In default) (NON) (STP)                                     18,900
            320,000 Flag, Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda) (In default) (NON)                       7,200
            825,000 Globix Corp. sr. notes 12 1/2s, 2010 (In default) (NON)                                 136,125
             80,000 Horizon PCS, Inc. company guaranty 13 3/4s, 2011                                         15,200
             30,000 Intermedia Communications, Inc. sr. notes Ser. B, 8.6s,
                    2008 (In default) (NON)                                                                   7,800
            500,000 iPCS, Inc. sr. disc. notes stepped-coupon zero % (14s, 7/15/05),
                    2010 (STP)                                                                               25,000
            410,000 IWO Holdings, Inc. company guaranty 14s, 2011                                            82,000
            310,000 Leap Wireless International, Inc. company guaranty 12 1/2s, 2010                         34,100
            110,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                                               2,200
            180,000 Metromedia Fiber Network, Inc. sr. notes 10s, 2009 (In default) (NON)                       675
            420,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008
                    (In default) (NON)                                                                        1,575
            480,000 Microcell Telecommunications sr. disc. notes Ser. B, 14s,
                    2006 (Canada)                                                                             4,800
            117,000 Millicom International Cellular SA sr. disc. notes 13 1/2s,
                    2006 (Luxembourg)                                                                        29,250
             60,000 Nextel Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (9.95s, 2/15/03), 2008 (STP)                                                      50,550
            565,000 Nextel Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (9 3/4s, 10/31/02), 2007 (STP)                                                   500,025
            495,000 Nextel Communications, Inc. sr. notes 12s, 2008                                         465,300
            265,000 Nextel Communications, Inc. sr. notes 9 1/2s, 2011                                      225,250
            985,000 Nextel Communications, Inc. sr. notes 9 3/8s, 2009                                      844,638
            100,000 Nextel Communications, Inc. 144A sr. disc. notes stepped-coupon
                    zero % (10.65s, 9/15/02), 2007 (STP)                                                     90,750
            345,000 Nextel Partners, Inc. sr. disc. notes stepped-coupon zero %
                    (14s, 2/1/04), 2009 (STP)                                                               207,000
            100,000 Nextel Partners, Inc. sr. notes 12 1/2s, 2009                                            80,500
            260,000 Nextel Partners, Inc. sr. notes 11s, 2010                                               196,300
             10,000 Nextel Partners, Inc. sr. notes 11s, 2010                                                 7,550
            390,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005 (In default) (NON)                 47,775
            270,000 PanAmSat Corp. bank term loan FRN Ser. B, 5.3s, 2009
                    (acquired 2/21/02, cost $269,663) (RES)                                                 257,310
            675,000 PanAmSat Corp. 144A sr. notes 8 3/4s, 2012                                              607,500
             70,000 Qwest Capital Funding, Inc. company guaranty 7.9s, 2010                                  37,450
            120,000 Qwest Capital Funding, Inc. company guaranty 7 3/4s, 2006                                74,400
            910,000 Qwest Capital Funding, Inc. company guaranty 7 1/4s, 2011                               482,300
            675,000 Qwest Capital Funding, Inc. company guaranty 7s, 2009                                   357,750
            110,000 Qwest Capital Funding, Inc. company guaranty 6 3/8s, 2008                                56,650
            240,000 Qwest Communications International, Inc. sr. notes Ser. B,
                    7 1/2s, 2008                                                                            115,200
            260,000 Qwest Communications International, Inc. sr. notes Ser. B,
                    7 1/4s, 2008                                                                            124,800
             56,188 Rhythms Netconnections, Inc. sr. notes Ser. B, 14s, 2010 (In default) (NON)               1,124
            360,000 Rogers Cantel, Ltd. sr. sub. notes 8.8s, 2007 (Canada)                                  248,400
            170,000 Rogers Wireless, Inc. sec. notes 9 5/8s, 2011 (Canada)                                  141,100
            170,000 Rural Cellular Corp. sr. sub. notes Ser. B, 9 5/8s, 2008                                 73,950
            330,000 SBA Communications Corp. sr. notes 10 1/4s, 2009                                        151,800
             61,000 Telecorp PCS, Inc. company guaranty 10 5/8s, 2010                                        57,950
             20,000 Telecorp PCS, Inc. company guaranty stepped-coupon zero %
                    (11 5/8s, 4/15/04), 2009 (STP)                                                           16,400
            240,000 Time Warner Telecom, Inc. sr. notes 10 1/8s, 2011                                       110,400
            185,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                         77,700
             60,000 Triton PCS, Inc. company guaranty 9 3/8s, 2011                                           43,800
            460,000 Triton PCS, Inc. company guaranty 8 3/4s, 2011                                          331,200
            185,000 Triton PCS, Inc. company guaranty zero %, 2008                                          135,050
            280,000 TSI Telecommunication Services, Inc. company guaranty Ser. B,
                    12 3/4s, 2009                                                                           233,800
            220,000 U S West, Inc. notes 5 5/8s, 2008                                                       172,038
            900,000 UbiquiTel Operating Co. company guaranty stepped-coupon
                    zero % (14s, 4/15/05), 2010 (STP)                                                        54,000
            485,000 US UnWired, Inc. company guaranty stepped-coupon Ser. B,
                    zero % (13 3/8s, 11/1/04), 2009 (STP)                                                    33,950
             80,000 US West Capital Funding, Inc. company guaranty 6 7/8s, 2028                              36,400
            500,000 WebLink Wireless, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/4s, 2/1/03), 2008 (STP)                                                             1,250
            130,000 Williams Communications Group, Inc. sr. notes 11.7s,
                    2008 (In default) (NON)                                                                  16,250
            110,000 Williams Communications Group, Inc. sr. notes 10.7s,
                    2007 (In default) (NON)                                                                  14,300
                                                                                                      -------------
                                                                                                          9,290,610

Conglomerates (0.4%)
-------------------------------------------------------------------------------------------------------------------
             90,000 Tyco International Group SA company guaranty 6 3/4s,
                    2011 (Luxembourg)                                                                        76,500
          1,100,000 Tyco International Group SA company guaranty 6 3/8s,
                    2006 (Luxembourg)                                                                       979,000
            120,000 Tyco International Group SA company guaranty 6 3/8s,
                    2005 (Luxembourg)                                                                       108,000
            390,000 Tyco International Group SA notes 6 3/8s, 2011 (Luxembourg)                             327,600
                                                                                                      -------------
                                                                                                          1,491,100

Consumer (0.5%)
-------------------------------------------------------------------------------------------------------------------
            430,000 Icon Health & Fitness 144A sr. sub. notes 11 1/4s, 2012                                 399,900
            125,000 Jostens, Inc. bank term loan FRN Ser. C, 4.55s, 2009
                    (acquired 7/30/02, cost $125,000) (RES)                                                 124,896
            480,000 Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                              537,600
            900,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                            684,000
                                                                                                      -------------
                                                                                                          1,746,396

Consumer Staples (8.1%)
-------------------------------------------------------------------------------------------------------------------
             30,000 Acme Communications, Inc. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12s, 9/30/02), 2005 (STP)                                                        27,300
            555,000 Acme Television company guaranty 10 7/8s, 2004                                          555,000
            108,702 Adams Outdoor Advertising bank term loan FRN Ser. B, 5.339s,
                    2008 (acquired 8/1/01, cost $108,702) (RES)                                             108,702
             50,000 Adelphia Communications Corp. notes Ser. B, 9 7/8s,
                    2005 (In default) (NON)                                                                  16,250
            250,000 Adelphia Communications Corp. sr. notes 10 7/8s,
                    2010 (In default) (NON)                                                                  82,500
             30,000 Adelphia Communications Corp. sr. notes 9 3/8s, 2009 (In default) (NON)                  10,050
            110,000 Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s,
                    2007 (In default) (NON)                                                                  36,300
             70,000 Adelphia Communications Corp. sr. notes Ser. B, 8 3/8s,
                    2008 (In default) (NON)                                                                  22,750
            520,000 Adelphia Communications Corp. sr. notes Ser. B, 7 3/4s,
                    2009 (In default) (NON)                                                                 169,000
            855,000 Affinity Group Holdings sr. notes 11s, 2007                                             820,800
            230,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                     204,125
            480,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                     426,000
            495,219 American Seafood Group, LLC bank term loan FRN Ser. B,
                    5.092s, 2009 (acquired 4/11/02, cost $494,724) (RES)                                    495,838
            276,138 AMF Bowling Worldwide bank term loan FRN Ser. B, 6.482s,
                    2008 (acquired 3/1/02, cost $275,448) (RES)                                             275,908
            590,000 Archibald Candy Corp. company guaranty 10 1/4s, 2004 (In default) (NON)                 289,100
            230,000 Armkel, LLC/Armkel Finance sr. sub. notes 9 1/2s, 2009                                  245,525
             70,000 Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                   35,000
            450,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                             225,000
            205,000 Brand Services, Inc. 144A sr. sub. notes 12s, 2012                                      202,950
            120,000 British Sky Broadcasting PLC company guaranty 8.2s, 2009
                    (United Kingdom)                                                                        126,209
            900,000 British Sky Broadcasting PLC company guaranty 6 7/8s, 2009
                    (United Kingdom)                                                                        892,449
            198,630 Carmike Cinemas, Inc. bank term loan FRN Ser. B, 7 3/4s, 2005
                    (acquired 10/04/02, cost $193,588) (RES)                                                193,267
            100,000 Century Cable Holdings bank term loan FRN 6 3/4s, 2009
                    (acquired 6/11/02, cost $80,500) (RES)                                                   67,167
            850,000 Chancellor Media Corp. company guaranty 8s, 2008                                        894,625
            175,000 Charter Communications Holdings, LLC/Capital Corp. sr. disc. notes
                    stepped-coupon zero % (12 1/8s, 1/15/07), 2012 (STP)                                     37,625
            535,000 Charter Communications Holdings, LLC/Capital Corp. sr. disc. notes
                    stepped-coupon zero % (11 3/4s, 5/15/06), 2011 (STP)                                    128,400
            345,000 Charter Communications Holdings, LLC/Capital Corp. sr. disc. notes
                    stepped-coupon zero % (11 3/4s, 1/15/05), 2010 (STP)                                     98,325
            400,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    11 1/8s, 2011                                                                           177,000
            220,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    10 3/4s, 2009                                                                            97,350
            230,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    10s, 2011                                                                                98,900
            270,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    10s, 2009                                                                               113,400
            525,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    9 5/8s, 2009                                                                            225,750
            175,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    8 5/8s, 2009                                                                             75,250
             50,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    8 1/4s, 2007                                                                             21,500
            110,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 9 5/8s, 2008                                  106,150
            345,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 8 1/2s, 2008                                  317,400
             80,000 Constellation Brands, Inc. company guaranty 8 1/2s, 2009                                 83,200
            460,000 Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012                          478,400
            300,000 Cott Beverages USA, Inc. company guaranty 8s, 2011                                      313,500
            240,000 CSC Holdings, Inc. sr. notes 7 7/8s, 2007                                               198,245
            830,000 CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011                                       665,702
            140,000 Cumulus Media, Inc. bank term loan FRN Ser. B, 4.813s,
                    2007 (acquired 3/20/02, cost $140,000) (RES)                                            140,642
            120,000 Del Monte Corp. company guaranty Ser. B, 9 1/4s, 2011                                   119,400
            273,963 Derby Cycle Corp. (The) sr. notes 10s, 2008 (In default) (NON)                            5,479
EUR         826,271 Derby Cycle Corp. (The) sr. notes 9 3/8s, 2008 (In default) (NON)                         8,366
           $990,000 Diamond Cable Communications PLC sr. disc. notes zero %,
                    2007 (United Kingdom) (In default) (NON)                                                120,038
             90,000 Diamond Cable Communications PLC sr. disc. notes zero %,
                    2005 (United Kingdom) (In default) (NON)                                                 11,363
          1,162,000 Diva Systems Corp. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12 5/8s, 3/1/03), 2008 (In default) (NON) (STP)                                  11,620
            430,000 Doane Pet Care Co. sr. sub. deb. 9 3/4s, 2007                                           313,900
             45,000 Dole Food Co. notes 6 3/8s, 2005                                                         42,951
            240,000 Domino's, Inc. company guaranty Ser. B, 10 3/8s, 2009                                   256,200
             30,000 Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                 19,650
          1,605,000 Echostar Broadband Corp. sr. notes 10 3/8s, 2007                                      1,661,175
            610,000 Echostar DBS Corp. sr. notes 9 3/8s, 2009                                               610,000
            810,000 Echostar DBS Corp. sr. notes 9 1/8s, 2009                                               803,925
            200,000 Emmis Communications Corp. bank term loan FRN Ser. C,
                    4 3/8s, 2009 (acquired 6/20/02, cost $199,750) (RES)                                    200,292
            130,000 Emmis Communications Corp. company guaranty Ser. B,
                    8 1/8s, 2009                                                                            134,550
            170,000 Emmis Communications Corp. sr. disc. notes stepped-coupon
                    zero % (12 1/2s, 3/15/06), 2011 (STP)                                                   133,875
            249,375 Fleming Companies, Inc. bank term loan FRN 4.313s, 2008
                    (acquired 6/18/02, cost $250,313) (RES)                                                 241,644
            255,000 Fleming Companies, Inc. company guaranty 10 1/8s, 2008                                  216,750
             10,000 Fleming Companies, Inc. company guaranty Ser. D, 10 5/8s, 2007                            6,450
            280,000 Fleming Companies, Inc. sr. notes 9 1/4s, 2010                                          229,600
            190,000 Fleming Companies, Inc. 144A sr. sub. notes 9 7/8s, 2012                                110,200
            210,000 French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                          182,700
             20,000 French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                  17,600
             40,000 Granite Broadcasting Corp. sr. sub. notes 10 3/8s, 2005                                  31,200
            360,000 Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                                  279,000
            320,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                  246,400
            170,000 Gray Television, Inc. company guaranty 9 1/4s, 2011                                     178,500
            235,000 Insight Communications Company, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/4s, 2/15/06), 2011 (STP)                                     85,775
             80,000 Insight Midwest LP/Insight Capital, Inc. bank term loan FRN
                    4.563s, 2009 (acquired 11/5/01, cost $79,850) (RES)                                      72,733
             50,000 Insight Midwest LP/Insight Capital, Inc. sr. notes 9 3/4s, 2009                          40,500
            390,000 International Cabletel, Inc. sr. disc. notes 11 1/2s, 2006 (In default) (NON)            49,238
             30,000 Knology Holdings, Inc. sr. disc. notes 11 7/8s, 2007                                     11,700
            430,000 Kroger Co. company guaranty 6.8s, 2011                                                  470,566
            210,000 Land O'Lakes, Inc. sr. notes 8 3/4s, 2011                                               118,650
            330,000 LIN Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (10s, 3/1/03), 2008 (STP)                                                               330,000
             70,000 LIN Holdings Corp. 144A sr. disc. notes stepped-coupon zero %
                    (10s, 3/1/03), 2008 (STP)                                                                70,700
            210,000 LIN Television Corp. company guaranty 8 3/8s, 2008                                      217,875
            150,000 MGM Studios bank term loan FRN 4.8s, 2008
                    (acquired 6/10/02, cost $150,000) (RES)                                                 147,375
            610,000 North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                           594,750
            440,000 NTL Communications Corp. sr. notes stepped-coupon Ser. B,
                    zero % (12 3/8s, 10/1/03), 2008 (In default) (NON) (STP)                                 44,550
            350,000 NTL, Inc. sr. notes Ser. A, 12 3/4s, 2005 (In default) (NON)                             44,188
            120,000 NTL, Inc. sr. notes Ser. B, 10s, 2007 (In default) (NON)                                 14,550
            270,000 Olympus Cable bank term loan FRN Ser. B, 6 3/4s, 2010
                    (acquired 6/20/02, cost $235,305) (RES)                                                 204,750
            220,000 ONO Finance PLC sr. notes 14s, 2011 (United Kingdom)                                     41,800
            100,000 ONO Finance PLC sr. notes 13s, 2009 (United Kingdom)                                     19,000
            350,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                             70,438
             60,000 Pegasus Communications Corp. sr. notes Ser. B, 9 3/4s, 2006                              24,000
            210,000 Pegasus Satellite sr. notes 12 3/8s, 2006                                                91,350
             99,500 Playtex Products, Inc. bank term loan FRN 4.056s, 2009
                    (acquired 6/03/02, cost $99,500) (RES)                                                   98,878
            300,000 Playtex Products, Inc. company guaranty 9 3/8s, 2011                                    318,750
            250,000 Polaroid Corp. sr. notes 11 1/2s, 2006 (In default) (NON)                                10,000
            350,000 Premier International Foods PLC sr. notes 12s, 2009
                    (United Kingdom)                                                                        362,250
             80,000 Premier Parks, Inc. sr. disc. notes stepped-coupon 10s
                    (10s, 4/1/03), 2008 (STP)                                                                69,600
            220,000 Premier Parks, Inc. sr. notes 9 3/4s, 2007                                              199,650
          1,030,516 Quorum Broadcast Holdings, LLC notes stepped-coupon
                    zero % (15s, 5/15/06), 2009 (STP)                                                       587,806
            580,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                    290,000
            100,000 Rayovac Corp. bank term loan FRN Ser. B, 5.57s, 2009
                    (acquired 9/26/02, cost $99,900) (RES)                                                   99,813
            210,000 RCN Corp. sr. disc. notes stepped-coupon Ser. B, zero %
                    (9.8s, 2/15/03), 2008 (STP)                                                              30,450
            215,000 Regal Cinemas, Inc. company guaranty Ser. B, 9 3/8s, 2012                               224,675
            245,000 Revlon Consumer Products sr. notes 9s, 2006                                             124,950
            195,000 Revlon Consumer Products sr. notes 8 1/8s, 2006                                          99,450
            290,000 Rite Aid Corp. notes 7 1/8s, 2007                                                       185,600
            300,000 Rogers Cablesystems, Ltd. sr. notes Ser. B, 10s, 2005 (Canada)                          297,000
            290,000 Sbarro, Inc. company guaranty 11s, 2009                                                 258,100
            260,000 Scotts Co. (The) company guaranty 8 5/8s, 2009                                          273,000
            165,588 Shoppers Drug Mart bank term loan FRN Ser. F, 3.854s, 2009
                    (acquired 5/29/02, cost $166,213) (RES)                                                 165,588
            440,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005 (In default) (NON)                         44
            290,000 Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                                303,050
            170,000 Sinclair Broadcast Group, Inc. company guaranty 8 3/4s, 2011                            178,500
             10,000 Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                               10,350
             80,000 Six Flags, Inc. sr. notes 9 1/2s, 2009                                                   71,000
          1,270,000 Six Flags, Inc. sr. notes 8 7/8s, 2010                                                1,104,900
             40,000 Southland Corp. debs. Ser. A, 4 1/2s, 2004                                               37,600
             70,000 Southland Corp. sr. sub. deb. 5s, 2003                                                   66,500
            133,498 Suiza Foods Corp. bank term loan FRN Ser. B, 4.05s, 2008
                    (acquired 12/10/01, cost $134,388) (RES)                                                133,198
            590,000 TeleWest Communications PLC debs. 11s, 2007
                    (United Kingdom) (In default) (NON)                                                      73,750
            190,000 TeleWest Communications PLC debs. 9 5/8s, 2006
                    (United Kingdom) (In default) (NON)                                                      22,800
            130,000 TeleWest Communications PLC sr. notes Ser. S, 9 7/8s, 2010
                    (United Kingdom) (In default) (NON)                                                      14,300
             50,000 TeleWest Communications PLC 144A sr. notes 11 1/4s, 2008
                    (United Kingdom) (In default) (NON)                                                       6,000
            715,000 United Pan-Europe NV sr. disc. notes 12 1/2s, 2009
                    (Netherlands) (In default) (NON)                                                         30,388
          1,200,000 United Pan-Europe NV sr. disc. notes stepped-coupon zero %
                    (13 3/4s, 2/1/05), 2010 (Netherlands) (In default) (NON) (STP)                           51,000
             70,000 United Pan-Europe NV 144A bonds 10 7/8s, 2009
                    (Netherlands) (In default) (NON)                                                          3,500
            160,000 United Rentals (North America), Inc. company guaranty Ser. B,
                    10 3/4s, 2008                                                                           150,400
            840,000 Viacom, Inc. company guaranty 7 7/8s, 2030                                              993,451
            475,000 Vlasic Foods International, Inc. sr. sub. notes Ser. B, 10 1/4s,
                    2009 (In default) (NON)                                                                  80,750
            800,000 XM Satellite Radio Holdings, Inc. sec. notes 14s, 2010                                  320,000
            584,000 Young Broadcasting, Inc. company guaranty 10s, 2011                                     535,820
             48,000 Young Broadcasting, Inc. company guaranty Ser. B, 8 3/4s, 2007                           43,200
             20,000 Yum! Brands, Inc. sr. notes 8 7/8s, 2011                                                 21,600
            140,000 Yum! Brands, Inc. sr. notes 8 1/2s, 2006                                                149,100
            580,000 Yum! Brands, Inc. sr. notes 7.65s, 2008                                                 603,200
            130,000 Yum! Brands, Inc. sr. notes 7.45s, 2005                                                 135,850
                                                                                                      -------------
                                                                                                         27,591,681

Energy (3.5%)
-------------------------------------------------------------------------------------------------------------------
            380,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                               391,400
            350,000 BRL Universal Equipment sec. notes 8 7/8s, 2008                                         353,500
            595,000 Chesapeake Energy Corp. company guaranty 9s, 2012                                       621,775
            310,000 Chesapeake Energy Corp. company guaranty 8 3/8s, 2008                                   316,200
              5,000 Chesapeake Energy Corp. company guaranty 8 1/8s, 2011                                     5,050
             80,000 Chesapeake Energy Corp. sr. notes Ser. B, 8 1/2s, 2012                                   80,700
            470,000 Comstock Resources, Inc. company guaranty 11 1/4s, 2007                                 486,450
            430,000 Conoco Funding Co. company guaranty 6.35s, 2011                                         473,327
            250,000 Conoco, Inc. sr. notes 6.95s, 2029                                                      271,835
             70,000 Denbury Resources, Inc. company guaranty Ser. B, 9s, 2008                                70,700
            380,000 Dresser, Inc. company guaranty 9 3/8s, 2011                                             357,200
            285,000 El Paso Energy Partners LP company guaranty Ser. B, 8 1/2s, 2011                        255,788
            100,000 El Paso Energy Partners LP/El Paso Energy Partners Finance
                    Corp. 144A company guaranty 8 1/2s, 2011                                                 89,750
            220,000 Encore Acquisition Co. 144A sr. sub. notes 8 3/8s, 2012                                 222,200
            220,000 Forest Oil Corp. company guaranty 7 3/4s, 2014                                          217,800
            160,000 Forest Oil Corp. sr. notes 8s, 2011                                                     168,800
            170,000 Forest Oil Corp. sr. notes 8s, 2008                                                     180,200
            145,000 Hornbeck Offshore Services, Inc. sr. notes 10 5/8s, 2008                                149,350
            325,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                              282,750
            120,000 Magnum Hunter Resources, Inc. company guaranty 9.6s, 2012                               125,400
            260,000 Mission Resources Corp. company guaranty Ser. C, 10 7/8s, 2007                          167,700
            380,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                         397,100
            290,000 Parker Drilling Co. company guaranty Ser. B, 10 1/8s, 2009                              281,300
            680,000 Petronas Capital, Ltd. 144A company guaranty 7s, 2012 (Malaysia)                        736,100
          1,230,000 Pioneer Natural Resources Co. company guaranty 9 5/8s, 2010                           1,414,500
             60,000 Pioneer Natural Resources Co. company guaranty 6 1/2s, 2008                              59,550
            205,000 Plains All American Pipeline LP/Plains All American Finance
                    Corp. 144A sr. notes 7 3/4s, 2012                                                       210,125
            310,000 Plans Exploration & Production Co. 144A sr. sub. notes 8 3/4s, 2012                     311,550
            350,000 Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011                                  363,563
            400,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                   417,000
            170,000 Seven Seas Petroleum, Inc. sr. notes Ser. B, 12 1/2s, 2005 (In default) (NON)            18,700
             80,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                         82,600
            380,000 Stone Energy Corp. sr. sub. notes 8 1/4s, 2011                                          387,600
            180,000 Swift Energy Co. sr. sub. notes 10 1/4s, 2009                                           169,200
            250,000 Swift Energy Co. sr. sub. notes 9 3/8s, 2012                                            230,000
            400,000 Trico Marine Services, Inc. company guaranty 8 7/8s, 2012                               324,000
            170,000 Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012                                          171,700
            400,000 Vintage Petroleum, Inc. sr. sub. notes 9 3/4s, 2009                                     411,000
             80,000 Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011                                      74,800
            200,000 Westport Resources Corp. company guaranty 8 1/4s, 2011                                  206,000
            100,000 XTO Energy, Inc. sr. notes 7 1/2s, 2012                                                 105,500
            170,000 XTO Energy, Inc. 144A sr. sub. notes Ser. B, 8 3/4s, 2009                               177,438
                                                                                                      -------------
                                                                                                         11,837,201

Financial (2.1%)
-------------------------------------------------------------------------------------------------------------------
            580,000 Advanta Corp. 144A company guaranty Ser. B, 8.99s, 2026                                 310,300
            520,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2005                                   514,800
            235,000 Colonial Capital II 144A company guaranty 8.92s, 2027                                   218,467
             37,266 Comdisco Holding Co., Inc./Comdisco, Inc. sec. notes Ser. B,
                    11s, 2005                                                                                36,521
            200,000 Conseco, Inc. 144A company guaranty 10 3/4s, 2009 (In default) (NON)                     36,000
             60,000 Crescent Real Estate Equities LP FRN 7 1/2s, 2007                                        56,250
            550,000 Crescent Real Estate Equities LP sr. notes 9 1/4s, 2009                                 541,365
          1,537,000 Finova Group, Inc. notes 7 1/2s, 2009                                                   453,415
            590,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                  639,295
            149,625 Hilb, Rogal & Hamilton Co. bank term loan FRN 4.563s, 2007
                    (acquired 6/20/02, cost $149,625) (RES)                                                 149,625
            136,000 Imperial Credit Industries, Inc. sec. notes 12s, 2005 (In default) (NON)                 10,880
            380,000 iStar Financial, Inc. sr. notes 8 3/4s, 2008                                            380,000
            210,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008 (In default) (NON)               14,700
             70,000 North Fork Capital Trust I company guaranty 8.7s, 2026                                   73,630
DKK       5,983,494 Nykredit mtge. 6s, 2032 (Denmark)                                                       801,388
            $90,000 Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                     70,200
            220,000 Ocwen Federal Bank sub. deb. 12s, 2005                                                  220,000
             50,000 Ocwen Financial Corp. notes 11 7/8s, 2003                                                50,000
             40,000 Peoples Heritage Capital Trust company guaranty Ser. B, 9.06s, 2027                      39,635
            415,000 Resource America, Inc. 144A sr. notes 12s, 2004                                         417,075
          1,125,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                       1,248,750
            340,000 Superior Financial Corp. 144A sr. notes 8.65s, 2003                                     344,442
            180,688 Veridian Corp. bank term loan FRN 5.33s, 2008
                    (acquired 9/20/02, cost $180,688) (RES)                                                 181,004
            190,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                          186,533
            290,000 Western Financial Bank sub. debs. 9 5/8s, 2012                                          275,500
                                                                                                      -------------
                                                                                                          7,269,775

Gaming & Lottery (3.4%)
-------------------------------------------------------------------------------------------------------------------
            260,000 Aladdin Gaming Holdings, LLC sr. disc. notes stepped-coupon
                    Ser. B, zero % (13 1/2s, 3/1/03), 2010 (In default) (NON) (STP)                           5,200
            180,000 Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009                                  192,600
            350,000 Argosy Gaming Co. company guaranty 10 3/4s, 2009                                        385,000
             90,000 Argosy Gaming Co. sr. sub. notes 9s, 2011                                                94,500
            140,000 Borgata Resorts bank term loan FRN 5.789s, 2007
                    (acquired 6/05/02, cost $139,650) (RES)                                                 138,950
             70,000 Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                            71,750
            400,000 Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012                                           404,000
            160,000 Chumash Casino & Resort Enterprise 144A sr. notes 9s, 2010                              167,600
            161,801 Fitzgeralds Gaming Corp. company guaranty Ser. B, 12 1/4s,
                    2004 (In default) (NON)                                                                  56,832
            360,000 Herbst Gaming, Inc. sec. notes Ser. B, 10 3/4s, 2008                                    372,600
            550,000 Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                   594,000
            240,000 Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                              204,000
            490,000 Horseshoe Gaming Holdings company guaranty 8 5/8s, 2009                                 514,500
            390,000 International Game Technology sr. notes 8 3/8s, 2009                                    429,000
            930,000 International Game Technology sr. notes 7 7/8s, 2004                                    967,200
            640,000 Majestic Investor Holdings/Capital Corp. company guaranty
                    11.653s, 2007                                                                           556,800
             40,000 Mandalay Resort Group sr. notes 9 1/2s, 2008                                             43,800
             40,000 Mandalay Resort Group sr. sub. notes 9 3/8s, 2010                                        41,300
            350,000 Mandalay Resort Group sr. sub. notes Ser. B, 10 1/4s, 2007                              374,500
          1,050,000 MGM Mirage, Inc. company guaranty 8 1/2s, 2010                                        1,133,223
            150,000 Mikohn Gaming Corp. company guaranty Ser. B, 11 7/8s, 2008                              112,500
            260,000 Mirage Resorts, Inc. notes 6 3/4s, 2008                                                 260,689
             90,000 Mohegan Tribal Gaming Authority sr. notes 8 1/8s, 2006                                   93,600
            420,000 Mohegan Tribal Gaming Authority sr. sub. notes 8 3/4s, 2009                             439,950
            100,000 Mohegan Tribal Gaming Authority sr. sub. notes 8 3/8s, 2011                             102,750
            380,000 Mohegan Tribal Gaming Authority sr. sub. notes 8s, 2012                                 389,500
            510,000 Park Place Entertainment Corp. sr. notes 7 1/2s, 2009                                   512,550
            240,000 Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008                              250,800
             80,000 Penn National Gaming, Inc. company guaranty Ser. B, 11 1/8s, 2008                        85,600
            560,000 Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010                                  561,400
            115,000 Pinnacle Entertainment, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                         98,900
            365,000 Resorts International Hotel and Casino, Inc. company
                    guaranty 11 1/2s, 2009                                                                  299,300
            231,908 Scientific Gaming bank term loan FRN Ser. B, 6.125s, 2007
                    (acquired various dates from 10/13/00 to 1/8/01, cost $231,332) (RES)                   231,691
            395,000 Station Casinos, Inc. sr. notes 8 3/8s, 2008                                            414,750
             10,000 Station Casinos, Inc. sr. sub. notes 9 7/8s, 2010                                        10,750
            220,000 Trump Atlantic City Associates company guaranty 11 1/4s, 2006                           163,900
             60,000 Trump Castle Funding, Inc. sr. sub. notes 11 3/4s, 2003                                  54,000
            810,000 Venetian Casino Resort, LLC 144A 2nd mtge. 11s, 2010                                    830,250
                                                                                                      -------------
                                                                                                         11,660,235

Health Care (4.0%)
-------------------------------------------------------------------------------------------------------------------
            278,600 Accredo Health, Inc. bank term loan FRN Ser. B, 4.58s, 2009
                    (acquired 3/20/02, cost $278,321) (RES)                                                 278,948
            145,500 Advanced Medical Optics, Inc. bank term loan FRN 5.02s, 2008
                    (acquired 6/17/02, cost $145,318) (RES)                                                 145,500
            405,000 ALARIS Medical Systems, Inc. sec. notes Ser. B, 11 5/8s, 2006                           449,550
            175,000 ALARIS Medical Systems, Inc. 144A company guaranty 9 3/4s, 2006                         168,875
            150,000 ALARIS Medical, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 8/1/03), 2008 (STP)                                                           125,250
            840,400 Alderwoods Group, Inc. company guaranty 12 1/4s, 2009                                   785,774
              7,400 Alderwoods Group, Inc. company guaranty 11s, 2007                                         7,400
            300,000 Alliance Imaging, Inc. sr. sub. notes 10 3/8s, 2011                                     312,000
            310,000 AmerisourceBergen Corp. sr. notes 8 1/8s, 2008                                          330,150
            200,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                         223,000
            470,000 Biovail Corp. sr. sub. notes 7 7/8s, 2010 (Canada)                                      477,050
            200,000 Community Health Systems, Inc. bank term loan FRN Ser. B,
                    4.32s, 2010 (acquired 7/11/02, cost $200,000) (RES)                                     199,281
            270,000 Conmed Corp. company guaranty 9s, 2008                                                  276,750
            248,221 DaVita, Inc. bank term loan FRN Ser. B, 4.88s, 2009
                    (acquired 4/26/02, cost $248,221) (RES)                                                 248,283
            270,000 Extendicare Health Services, Inc. 144A sr. notes 9 1/2s, 2010                           263,250
             19,701 Genesis Health Ventures, Inc. sec. notes FRN 6.806s, 2007                                19,504
            325,000 Hanger Orthopedic Group, Inc. company guaranty 10 3/8s, 2009                            346,125
             80,000 Hanger Orthopedic Group, Inc. sr. sub. notes 11 1/4s, 2009                               82,400
            170,000 HCA, Inc. debs. 7.19s, 2015                                                             174,755
            150,000 HCA, Inc. med. term notes 7.69s, 2025                                                   143,592
            200,000 HCA, Inc. notes 8 3/4s, 2010                                                            224,488
            640,000 HCA, Inc. notes 8.36s, 2024                                                             663,142
            510,000 HCA, Inc. notes 7s, 2007                                                                535,775
            780,000 Healthsouth Corp. notes 7 5/8s, 2012                                                    612,300
            310,000 Healthsouth Corp. sr. notes 8 1/2s, 2008                                                255,750
            130,000 Healthsouth Corp. sr. notes 8 3/8s, 2011                                                104,000
            195,000 IASIS Healthcare Corp. company guaranty 13s, 2009                                       199,875
             43,000 Insight Health Services Corp. company guaranty Ser. B, 9 7/8s, 2011                      41,065
            490,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s,
                    2007 (In default) (NON)                                                                      49
            250,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s,
                    2008 (In default) (NON)                                                                      25
            148,442 Kinetic Concepts, Inc. bank term loan FRN Ser. C, 4.8s,
                    2005 (acquired 11/5/01, cost $148,627) (RES)                                            147,947
            400,000 Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                            400,000
            490,000 Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                   71,050
            140,000 Magellan Health Services, Inc. 144A sr. notes 9 3/8s, 2007                               82,600
            440,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                 4,400
            380,000 Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03), 2009 (STP)
                    (In default) (NON)                                                                           38
            415,000 MedQuest, Inc. 144A sr. sub. notes 11 7/8s, 2012                                        408,775
          1,080,000 Multicare Companies, Inc. sr. sub. notes 9s, 2007                                        21,600
            310,000 Omnicare, Inc. company guaranty Ser. B, 8 1/8s, 2011                                    330,150
            630,000 PacifiCare Health Systems, Inc. company guaranty 10 3/4s, 2009                          648,900
            460,000 Rotech Healthcare, Inc. 144A sr. sub. notes 9 1/2s, 2012                                432,400
             70,000 Service Corp. International debs. 7 7/8s, 2013                                           56,350
             45,000 Service Corp. International notes 7.7s, 2009                                             36,900
            830,000 Service Corp. International notes 6s, 2005                                              705,500
            205,000 Service Corp. International 144A notes 7.7s, 2009                                       172,200

Health Care (4.0%)
-------------------------------------------------------------------------------------------------------------------
            390,000 Stewart Enterprises, Inc. notes 10 3/4s, 2008                                           423,150
          1,085,000 Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                           1,207,063
             70,000 Triad Hospitals, Inc. company guaranty Ser. B, 8 3/4s, 2009                              74,200
            240,000 Vanguard Health Systems, Inc. company guaranty 9 3/4s, 2011                             223,200
            370,000 Ventas Realty LP/Capital Corp. company guaranty 9s, 2012                                364,450
                                                                                                      -------------
                                                                                                         13,504,779

Homebuilding (1.1%)
-------------------------------------------------------------------------------------------------------------------
            240,000 Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011                                    244,800
            140,000 D.R. Horton, Inc. company guaranty 8 1/2s, 2012                                         137,900
              5,000 D.R. Horton, Inc. company guaranty 8s, 2009                                               4,875
            350,000 D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                                330,750
            290,000 Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                               306,313
            250,000 K. Hovnanian Enterprises, Inc. company guaranty 10 1/2s, 2007                           262,500
             20,000 K. Hovnanian Enterprises, Inc. company guaranty 8 7/8s, 2012                             18,000
             60,000 K. Hovnanian Enterprises, Inc. company guaranty 8s, 2012                                 54,000
            400,000 KB Home sr. sub. notes 9 1/2s, 2011                                                     412,000
            130,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                       141,375
            280,000 Lennar Corp. sr. notes 7 5/8s, 2009                                                     282,100
             50,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                             50,813
            440,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                               466,400
             70,000 Ryland Group, Inc. sr. sub. notes 8 1/4s, 2008                                           68,950
            100,000 Schuler Homes, Inc. company guaranty 10 1/2s, 2011                                       97,500
             20,000 Schuler Homes, Inc. company guaranty 9s, 2008                                            19,900
            130,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                           131,950
             50,000 Standard Pacific Corp. sr. notes 8 1/2s, 2009                                            48,750
            220,000 Toll Corp. company guaranty 8 1/8s, 2009                                                215,600
             70,000 Toll Corp. sr. sub. notes 8 1/4s, 2011                                                   68,600
            310,000 WCI Communities, Inc. company guaranty 9 1/8s, 2012                                     254,200
                                                                                                      -------------
                                                                                                          3,617,276

Household Furniture and Appliances (0.4%)
-------------------------------------------------------------------------------------------------------------------
            127,506 Sealy Mattress Co. bank term loan FRN Ser. B, 3 7/8s, 2004
                    (acquired 12/17/01, cost $127,904) (RES)                                                123,202
            127,551 Sealy Mattress Co. bank term loan FRN Ser. C, 4 1/8s, 2005
                    (acquired 12/17/01, cost $127,950) (RES)                                                123,247
            242,660 Sealy Mattress Co. bank term loan FRN Ser. D, 4 3/8s, 2005
                    (acquired 12/17/01, cost $243,418) (RES)                                                234,470
            430,000 Sealy Mattress Co. company guaranty stepped-coupon Ser. B,
                    zero % (10 7/8s, 12/15/02), 2007 (STP)                                                  387,000
            430,000 Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                  391,300
                                                                                                      -------------
                                                                                                          1,259,219

Lodging/Tourism (1.7%)
-------------------------------------------------------------------------------------------------------------------
            710,000 Felcor Lodging LP company guaranty 9 1/2s, 2008 (R)                                     696,688
            236,000 Felcor Lodging LP company guaranty 8 1/2s, 2008 (R)                                     218,300
            305,000 Hilton Hotels Corp. notes 8 1/4s, 2011                                                  310,338
          2,595,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                            2,426,325
            135,000 HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                      128,925
            360,000 ITT Corp. notes 6 3/4s, 2005                                                            347,702
            810,000 John Q. Hammons Hotels LP/John Q. Hammons Hotels
                    Finance Corp. III 1st mtge. Ser. B, 8 7/8s, 2012                                        781,650
            375,000 Lodgian Financing Corp. company guaranty 12 1/4s, 2009
                    (In default) (NON)                                                                      202,500
            130,000 Meristar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)                            104,975
            280,000 RFS Partnership LP company guaranty 9 3/4s, 2012                                        278,600
            260,000 Starwood Hotels & Resorts Worldwide, Inc. 144A notes 7 7/8s, 2012                       247,650
                                                                                                      -------------
                                                                                                          5,743,653

Publishing (1.3%)
-------------------------------------------------------------------------------------------------------------------
             40,000 Dex Media East, LLC/Dex Media East Finance Co. 144A sr. notes
                    9 7/8s, 2009                                                                             41,100
            290,000 Garden State Newspapers, Inc. sr. sub. notes 8 5/8s, 2011                               287,100
            120,000 Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                       118,800
            200,000 Hollinger International Publishing, Inc. company guaranty 9 1/4s, 2007                  203,000
            993,353 Hollinger Participation Trust 144A sr. notes 12 1/8s, 2010 (Canada) (PIK)               854,284
            290,000 Key3media Group, Inc. company guaranty 11 1/4s, 2011                                      7,250
            260,000 Mail-Well I Corp. 144A company guaranty 9 5/8s, 2012                                    189,800
            370,000 Perry-Judd company guaranty 10 5/8s, 2007                                               351,500
            730,000 PRIMEDIA, Inc. company guaranty 8 7/8s, 2011                                            609,550
            180,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                            146,700
            420,000 PRIMEDIA, Inc. company guaranty Ser. B, 8 1/2s, 2006                                    365,400
            110,000 Quebecor Media, Inc. sr. disc. notes stepped-coupon zero %
                    (13 3/4s, 7/15/06), 2011 (Canada) (STP)                                                  41,525
            435,000 Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)                                   308,850
             99,750 Reader's Digest Association, Inc. (The) bank term loan FRN Ser. B,
                    4.258s, 2008 (acquired 5/15/02, cost $99,750) (RES)                                      95,802
            370,000 Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009                                     370,000
            270,000 Von Hoffman Press, Inc. company guaranty 10 1/4s, 2009                                  248,400
            170,000 Von Hoffman Press, Inc. company guaranty FRN 10 3/8s, 2007                              129,200
            170,115 Von Hoffman Press, Inc. debs. zero %, 2009 (PIK)                                        119,081
                                                                                                      -------------
                                                                                                          4,487,342

Retail (1.0%)
-------------------------------------------------------------------------------------------------------------------
            260,000 Amazon.com, Inc. sr. sub. notes stepped-coupon zero %
                    (10s, 5/1/03), 2008 (STP)                                                               252,200
            300,000 Asbury Automotive Group, Inc. company guaranty 9s, 2012                                 255,000
            480,000 Autonation, Inc. company guaranty 9s, 2008                                              488,400
             80,000 JC Penney Company, Inc. debs. 7.95s, 2017                                                64,400
            250,000 JC Penney Company, Inc. debs. 7.4s, 2037                                                238,750
            170,000 JC Penney Company, Inc. notes Ser. A MTN, 7.05s, 2005                                   160,650
            375,000 JC Penney Company, Inc. 144A notes 9s, 2012                                             356,250
            400,000 Kmart Corp. pass-through certificates Ser. 95K4, 9.35s,
                    2020 (In default) (NON)                                                                 166,000
            210,000 NBTY, Inc. sr. sub. notes Ser. B, 8 5/8s, 2007                                          212,100
            149,612 Petco Animal Supplies, Inc. bank term loan FRN Ser. C, 4.757s,
                    2008 (acquired 8/07/02, cost $149,388) (RES)                                            149,893
            850,000 Saks, Inc. company guaranty 8 1/4s, 2008                                                773,500
            270,000 United Auto Group, Inc. 144A sr. sub. notes 9 5/8s, 2012                                255,150
                                                                                                      -------------
                                                                                                          3,372,293

Technology (1.5%)
-------------------------------------------------------------------------------------------------------------------
            189,000 CSG Systems International, Inc. bank term loan FRN Ser. B, 4.507s,
                    2008 (acquired 3/4/02, cost $189,473) (RES)                                             174,589
             50,000 Fairchild Semiconductor International, Inc. company guaranty
                    10 3/8s, 2007                                                                            52,500
            130,000 Iron Mountain, Inc. company guaranty 8 5/8s, 2013                                       134,875
            150,000 Iron Mountain, Inc. company guaranty 8 1/8s, 2008 (Canada)                              150,000
            720,000 Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011                                         741,600
             40,000 Lucent Technologies, Inc. debs. 6 1/2s, 2028                                             16,000
          1,300,000 Lucent Technologies, Inc. debs. 6.45s, 2029                                             520,000
            740,000 Micron Technology, Inc. notes 6 1/2s, 2005                                              651,200
            570,000 Nortel Networks Corp. notes 6 1/8s, 2006 (Canada)                                       279,300
            180,000 ON Semiconductor Corp. 144A company guaranty 12s, 2008                                  109,800
            140,000 SCG Holding & Semiconductor Corp. company guaranty 12s, 2009                             50,400
            335,000 Seagate Technology Hdd Holdings 144A sr. notes 8s, 2009                                 341,700
            670,000 Sequa Corp. sr. notes 9s, 2009                                                          559,450
             70,000 Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                               58,100
             84,588 Telex Communications Group, Inc. sr. sub. notes Ser. A, zero %, 2006                     46,523
            149,250 Titan Corp. (The) bank term loan FRN Ser. B, 4.785s, 2009
                    (acquired 5/14/02 & 6/03/02, cost $149,875) (RES)                                       149,362
             50,000 Unisys Corp. sr. notes 8 1/8s, 2006                                                      50,875
            170,000 Unisys Corp. sr. notes 7 7/8s, 2008                                                     170,425
            100,000 Unisys Corp. sr. notes 7 1/4s, 2005                                                     100,000
            100,000 Xerox Cap Europe PLC company guaranty 5 7/8s, 2004
                    (United Kingdom)                                                                         87,000
            285,000 Xerox Corp. notes 5 1/2s, 2003                                                          266,475
            255,000 Xerox Corp. 144A sr. notes 9 3/4s, 2009                                                 219,300
EUR         205,000 Xerox Corp. 144A sr. notes 9 3/4s, 2009                                                 154,562
            $20,000 Xerox Credit Corp. sr. notes 6.1s, 2003                                                  18,000
                                                                                                      -------------
                                                                                                          5,102,036

Textiles (0.4%)
-------------------------------------------------------------------------------------------------------------------
            300,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008 (In default) (NON)                      39,000
             20,000 Levi Strauss & Co. notes 7s, 2006                                                        16,900
            230,000 Levi Strauss & Co. sr. notes 11 5/8s, 2008                                              223,100
EUR          60,000 Levi Strauss & Co. sr. notes 11 5/8s, 2008                                               53,465
           $230,000 Russell Corp. 144A sr. notes 9 1/4s, 2010                                               236,900
            120,000 Tommy Hilfiger USA, Inc. company guaranty 6 1/2s, 2003                                  119,400
            630,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                          185,850
            330,000 William Carter Holdings Co. (The) company guaranty Ser. B,
                    10 7/8s, 2011                                                                           356,400
                                                                                                      -------------
                                                                                                          1,231,015

Transportation (1.1%)
-------------------------------------------------------------------------------------------------------------------
             40,000 Air Canada Corp. sr. notes 10 1/4s, 2011 (Canada)                                        24,000
            520,612 Airbus Industries 144A sinking fund Ser. D, 12.266s, 2020                                91,107
            530,000 Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008                          318,000
            170,000 Continental Airlines, Inc. pass-through certificates Ser. D, 7.568s, 2006                68,000
            510,000 CSX Corp. notes 6 1/4s, 2008                                                            553,931
            210,000 Delta Air Lines, Inc. pass-through certificates Ser. 00-1, Class C,
                    7.779s, 2005                                                                            147,216
            150,000 Delta Air Lines, Inc. pass-through certificates Ser. C, 7.779s, 2012                    112,500
             99,750 Ingram Industries bank term loan FRN 4.296s, 2008
                    (acquired 6/17/02, cost $99,750) (RES)                                                   98,628
             11,000 International Shipholding Corp. sr. notes 9s, 2003                                       11,220
            400,000 Kansas City Southern Railway Co. company guaranty 9 1/2s, 2008                          436,000
            200,000 Kansas City Southern Railway Co. company guaranty 7 1/2s, 2009                          206,750
            260,000 Navistar International Corp. company guaranty Ser. B, 9 3/8s, 2006                      231,400
            340,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                                 258,400
            115,000 Northwest Airlines, Inc. company guaranty 8 3/8s, 2004                                   77,050
            310,000 Northwest Airlines, Inc. company guaranty 7 5/8s, 2005                                  145,700
            325,000 Northwest Airlines, Inc. sr. notes 9 7/8s, 2007                                         139,750
            141,231 NWA Trust sr. notes Ser. A, 9 1/4s, 2012                                                128,520
            430,000 RailAmerica Transportation company guaranty 12 7/8s, 2010                               430,000
             80,000 Transportation Manufacturing Operations, Inc. company
                    guaranty 11 1/4s, 2009                                                                   48,800
            100,000 Travel Centers of America, Inc. company guaranty 12 3/4s, 2009                          105,000
            190,000 US Air, Inc. pass-through certificates Ser. 93A2, 9 5/8s,
                    2003 (In default) (NON)                                                                  87,400
            120,000 US Air, Inc. pass-through certificates Ser. 93A3, 10 3/8s,
                    2013 (In default) (NON)                                                                  60,000
                                                                                                      -------------
                                                                                                          3,779,372

Utilities & Power (1.7%)
-------------------------------------------------------------------------------------------------------------------
            230,000 AES Corp. (The) sr. notes 8 7/8s, 2011                                                   96,600
            300,000 AES Corp. (The) sr. notes 8 3/4s, 2008                                                  126,000
            135,000 Calpine Canada Energy Finance company guaranty 8 1/2s,
                    2008 (Canada)                                                                            43,875
            210,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                    74,550
            685,000 Calpine Corp. sr. notes 8 5/8s, 2010                                                    215,775
            565,000 Calpine Corp. sr. notes 8 1/2s, 2011                                                    182,213
            410,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                    131,200
            500,000 CMS Energy Corp. sr. notes 8.9s, 2008                                                   372,500
            170,000 CMS Energy Corp. sr. notes 8 1/2s, 2011                                                 122,400
             10,000 CMS Panhandle Holding Corp. sr. notes 6 1/2s, 2009                                        8,511
            320,000 Consumers Energy bank term loan FRN 6.32s, 2004
                    (acquired 9/16/02 & 9/17/02, cost $307,200) (RES)                                       307,600
            200,000 Edison Mission Energy sr. notes 10s, 2008                                                84,000
            210,000 Edison Mission Energy sr. notes 9 7/8s, 2011                                             88,200
            720,000 Midland Funding II Corp. debs. Ser. A, 11 3/4s, 2005                                    727,200
             40,000 Midland Funding II Corp. debs. Ser. B, 13 1/4s, 2006                                     40,400
            130,000 Mission Energy Holding Co. sec. notes 13 1/2s, 2008                                      32,500
                206 Northeast Utilities notes Ser. A, 8.58s, 2006                                               223
            200,000 Pacific Gas & Electric Co. 144A sr. notes 7 3/8s, 2005 (In default) (NON)               192,000
            720,000 Progress Energy, Inc. sr. notes 7.1s, 2011                                              741,607
            490,000 Southern California Edison Co. notes 8.95s, 2003                                        478,975
             50,000 Southern California Edison Co. notes 6 3/8s, 2006                                        43,250
            500,000 Tiverton/Rumford Power Associates, LP 144A pass-through
                    certificates 9s, 2018                                                                   265,000
            430,000 Western Resources, Inc. 1st mtge. 7 7/8s, 2007                                          414,950
            175,000 Western Resources, Inc. bank term loan FRN 4.8s, 2005
                    (acquired 6/04/02, cost $175,000) (RES)                                                 167,453
            320,000 Western Resources, Inc. sr. notes 9 3/4s, 2007                                          288,000
            647,000 York Power Funding 144A notes 12s, 2007 (Cayman Islands)
                    (In default) (NON)                                                                      582,300
                                                                                                      -------------
                                                                                                          5,827,282
                                                                                                      -------------
                    Total Corporate Bonds and Notes (cost $192,606,721)                                $161,937,679

FOREIGN GOVERNMENT BONDS AND NOTES (17.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
USD         978,639 Argentina (Republic of) bonds Ser. 2018, 2.89s, 2018 (In default) (NON)                $205,514
USD       1,615,000 Brazil (Federal Republic of) bonds 10 1/8s, 2027                                        834,148
USD         630,000 Brazil (Federal Republic of) notes 11s, 2012                                            363,825
USD         705,000 Brazil (Federal Republic of) unsub. notes 11s, 2040                                     380,700
USD       2,426,000 Bulgaria (Republic of) 144A bonds 8 1/4s, 2015                                        2,577,625
CAD       4,650,000 Canada (Government of) bonds 6s, 2011                                                 3,184,065
CAD       1,005,000 Canada (Government of) bonds 5 1/2s, 2010                                               669,101
CAD         410,000 Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029                                    268,855
USD         424,651 Colombia (Republic of) bank guaranty 9 3/4s, 2011                                       412,973
USD         730,000 Colombia (Republic of) bonds 11 3/4s, 2020                                              683,645
USD         150,000 Colombia (Republic of) notes 10s, 2012                                                  134,250
EUR         185,000 Colombia (Republic of) notes Ser. E MTN, 11 1/2s, 2011                                  161,188
USD         550,000 Colombia (Republic of) unsub. 9 3/4s, 2009                                              497,200
EUR         345,000 Colombia (Republic of) unsub. bonds Ser. 15A, 11 3/8s, 2008                             313,575
USD         255,000 Ecuador (Republic of) bonds Ser. REGS, 12s, 2012                                        136,170
USD       3,005,000 Ecuador (Republic of) bonds stepped-coupon Ser. REGS,
                    5s (7s, 8/15/03), 2030 (STP)                                                          1,247,075
USD         220,000 El Salvador (Republic of) 144A bonds 7 3/4s, 2023                                       216,700
EUR         440,000 France (Government of) deb. 4s, 2009                                                    429,327
EUR          31,100 Germany (Federal Republic of) bonds Ser. 00, 5 1/2s, 2031                                32,701
EUR         780,000 Germany (Federal Republic of) bonds Ser. 94, 6 1/4s, 2024                               888,892
EUR         655,000 Italy (Government of) treasury bonds 4 3/4s, 2006                                       672,511
EUR       1,620,000 Italy (Government of) treasury bonds 3 1/4s, 2004                                     1,608,934
USD         200,000 Malaysia (Government of) bonds 7 1/2s, 2011                                             225,700
NZD       3,290,000 New Zealand (Government of) bonds 8s, 2006                                            1,713,617
NZD       3,152,000 New Zealand (Government of) bonds Ser. 709, 7s, 2009                                  1,596,539
USD         676,200 Peru (Republic of) bonds Ser. PDI, 4s, 2017                                             490,245
USD       1,885,000 Russia (Federation of) unsub. 10s, 2007                                               2,148,900
USD       1,190,000 Russia (Federation of) unsub. 8 1/4s, 2010                                            1,255,450
USD       5,165,000 Russia (Federation of) unsub. stepped-coupon 5s
                    (7 1/2s, 3/31/07), 2030 (STP)                                                         3,938,313
USD       4,601,250 Russia (Federation of) 144A unsub. stepped-coupon 5s
                    (7 1/2s, 3/31/07), 2030 (STP)                                                         3,508,453
USD       1,550,000 South Africa (Republic of) notes 7 3/8s, 2012                                         1,608,125
EUR         280,000 Spain (Government of) bonds 5 3/4s, 2032                                                300,931
EUR         920,000 Spain (Government of) bonds 4.8s, 2006                                                  949,149
SEK      29,810,000 Sweden (Government of) bonds Ser. 1037, 8s, 2007                                      3,718,846
SEK      49,860,000 Sweden (Government of) bonds Ser. 1044, 3 1/2s, 2006                                  5,285,410
USD         135,000 Turkey (Republic of) bonds 11 3/4s, 2010                                                132,975
USD         375,000 Turkey (Republic of) sr. unsub. 11 7/8s, 2030                                           349,688
USD         159,600 Ukraine (Government of) sr. notes Ser. REGS, 11s, 2007                                  164,308
GBP         820,000 United Kingdom treasury bonds 10s, 2003                                               1,350,155
GBP       1,930,000 United Kingdom treasury bonds 8 1/2s, 2005                                            3,402,742
GBP         490,000 United Kingdom treasury bonds 5s, 2012                                                  792,236
GBP       2,765,000 United Kingdom treasury bonds 5s, 2004                                                4,416,403
USD       1,505,000 United Mexican States bonds 11 3/8s, 2016                                             1,900,063
USD       1,500,000 United Mexican States bonds Ser. MTN, 8.3s, 2031                                      1,487,250
USD         440,000 United Mexican States notes 8 1/8s, 2019                                                438,460
USD       2,160,000 United Mexican States notes Ser. A, 9 7/8s, 2010                                      2,505,600
USD         445,000 Venezuela (Republic of) bonds 9 1/4s, 2027                                              307,050
                                                                                                      -------------
                    Total Foreign Government Bonds and Notes (cost $55,049,314)                         $59,905,582
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (10.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
U.S. Government Agency Mortgage Obligations (0.7%)
-------------------------------------------------------------------------------------------------------------------
            $86,877 Federal Home Loan Mortgage Corporation 7 1/2s, May 1, 2027                              $92,116
                    Federal National Mortgage Association Pass-Through Certificates
             17,119 8s, July 1, 2024                                                                         18,517
            381,526 7 1/2s, with due dates from January 1, 2030 to August 1, 2030                           403,614
            295,000 7 1/4s, January 15, 2010                                                                353,973
            592,071 6 1/2s, with due dates from June 1, 2014 to April 1, 2029                               615,072
             26,985 Dwarf, 6 1/2s, July 1, 2013                                                              28,468
            823,452 TBA, 6 1/2s, November 1, 2032                                                           853,039
            161,867 Government National Mortgage Association Pass-Through
                    Certificates 8s, December 15, 2022                                                      175,827
                                                                                                      -------------
                                                                                                          2,540,626

U.S. Treasury Obligations (10.2%)
-------------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Bonds
          5,440,000 7 1/2s, November 15, 2016                                                             7,012,922
          2,440,000 6 1/4s, May 15, 2030                                                                  2,834,109
          5,965,000 6 1/4s, August 15, 2023                                                               6,849,729
             10,000 5 3/8s, February 15, 2031                                                                10,555
                    U.S. Treasury Notes
          7,370,000 4 3/8s, August 15, 2012                                                               7,650,944
          2,695,000 3 1/4s, August 15, 2007                                                               2,756,985
          5,015,000 2 1/8s, October 31, 2004                                                              5,059,232
          7,990,000 U.S. Treasury Strip zero %, November 15, 2024                                         2,370,473
                                                                                                      -------------
                                                                                                         34,544,949
                                                                                                      -------------
                    Total U.S. Government and Agency Obligations (cost $35,690,211)                     $37,085,575

COLLATERALIZED MORTGAGE OBLIGATIONS (9.2%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                    Amortizing Residential Collateral Trust
         $1,240,000 Ser. 02-BC1, Class M2, FRN, 2.93s, 2032                                              $1,202,897
         15,766,364 Ser. 02-BC1, Class A Interest Only (IO), 6s, 2005                                     1,092,940
            294,661 Arc Net Interest Margin Trust 144A Ser. 02-1A, Class A, 7 3/4s, 2032                    294,610
            216,443 Arc Net Interest Margin Trust Ser. 02-5A, Class A, 7 3/4s, 2032                         215,050
            128,000 Banc of America Commercial Mortgage, Inc. Ser. 02-PB2,
                    Class K, 6.29s, 2035                                                                    116,820
GBP         698,090 Blackstone Hotel Acquisition Co. jr. mtge. loan FRN 9.794s,
                    2003 (United Kingdom)                                                                 1,046,190
            $70,000 Chase Commercial Mortgage Securities Corp. Ser. 00-3,
                    Class G, 6.887s, 2019                                                                    66,259
          2,638,647 Commercial Mortgage Acceptance Corp. Ser. 97-ML1,
                    Class IO, 0.94s, 2017                                                                    86,993
         15,594,559 Commercial Mortgage Asset Trust Ser. 99-C1, Class X, IO,
                    1.17s, 2020                                                                             905,825
          1,182,000 Criimi Mae Commercial Mortgage Trust Ser. 98-C1, Class A2,
                    7s, 2011                                                                              1,270,281
          1,143,000 Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
                    Class B, 7s, 2011                                                                     1,184,491
            230,000 CS First Boston Mortgage Securities Corp. 144A Ser. 02-CKN2,
                    Class H, 6.122s, 2037                                                                   195,576
         26,742,533 Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
                    Class X, IO, 1.20s, 2031                                                                994,822
                    Euro Loan Conduit 144A
            198,333 FRN Ser. 7A, Class D, 5.73s, 2006 (United Kingdom)                                      308,783
            198,333 FRN Ser. 7A, Class E, 5.73s, 2006 (United Kingdom)                                      297,614
                    Fannie Mae
          2,428,652 Ser. 02-36, Class SJ, 15 1/2s, 2029                                                   2,703,637
          9,960,712 Ser. 00-T6, IO, 0.73s, 2030                                                             217,891
              2,056 Ser. 92-15, Class L, IO, 8s, 2022                                                        35,918
            509,800 Ser. 01-58, Class HI, IO, 6 1/2s, 2026                                                   36,961
            381,314 Ser. 98-1, Class SA, IO, 13.3s, 2024                                                     22,879
          2,702,639 Ser. 93-251, Class Z, 6 1/2s, 2023                                                    2,718,686
          2,448,000 Ser. 02-63, Class SN, IO, 6.17s, 2032                                                   211,140
          2,293,684 Ser. 02-52, Class SL, IO, 6.17s, 2032                                                   207,865
            285,746 Ser. 98-51, Class SG, 25.1s, 2022                                                       121,303
            843,001 Ser. 01-74, Class MI, IO, 6s, 2015                                                       97,478
          2,089,527 Ser. 318, Class 2, IO, 6s, 2032                                                         387,869
          5,849,403 Ser. 02-9, Class MS, IO, 6.27s, 2032                                                    511,823
          5,262,119 Ser. 02-36, Class QH, IO, 6.22s, 2031                                                   348,763
          2,054,115 Ser. 02-47, Class NS, IO, 6.17s, 2032                                                   174,600
          1,458,413 Ser. 02-29, Class SL, IO, 6.22s, 2029                                                    70,870
          4,343,788 Ser. 02-34, Class SB, IO, 6.13s, 2032                                                   325,784
          1,041,730 Ser. 02-39, Class SB, IO, 6.13s, 2032                                                    78,130
            291,592 Ser. 99-51, Class N, PO, zero %, 2029                                                   258,059
            274,499 Ser. 99-52, Class MO, PO, zero %, 2026                                                  260,595
            108,647 Ser. 97-92, PO, zero %, 2025                                                            107,561
            332,340 Ser. 96-5, Class PB, PO, zero %, 2024                                                   310,011
            272,732 Ser. 93-159, Class D, PO, zero %, 2023                                                  270,516
            115,793 Federal Home Loan Mortgage Corp. Ser. 57, Class A, PO,
                    zero %, 2023                                                                            115,341
          9,530,916 FFCA Secured Lending Corp. Ser. 00-1, Class X, IO, 1.72s, 2020                          766,286
                    Freddie Mac
            162,641 Ser. 2154, Class SA, 24.83s, 2029                                                       163,709
            265,089 Ser. 2398, Class DT, 20.589s, 2032                                                      266,331
            365,302 Ser. 2413, Class SH, 20.199s, 2032                                                      367,357
            723,300 Ser. 2412, Class GS, FRN, 16.25s, 2032                                                  826,370
            536,325 Ser. 1717, Class L, 6 1/2s, 2024                                                        550,291
            397,398 Ser. 2044, Class SG, IO, 5.06s, 2023                                                      2,980
          1,487,200 Ser. 2448, Class SM, IO, 6.20s, 2032                                                    278,850
          2,324,880 Ser. 2448, Class SE, IO, 6.30s, 2029                                                    127,868
            956,675 Ser. 215, Class PO, PO, zero %, 2031                                                    879,394
                  2 Ser. 2078, Class KC, PO, zero %, 2023                                                         2
            620,000 GE Capital Mortgage Services, Inc. Ser. 98-11, Class 2A4, 6 3/4s, 2028                  649,270
                    Government National Mortgage Association
            595,189 Ser. 02-49, Class QS, FRN, 16.045s, 2029                                                601,048
          1,440,975 Ser. 02-36, Class SD, IO, 6.33s, 2029                                                    68,446
          2,189,174 Ser. 02-51, Class SA, IO, 6.27s, 2032                                                   135,455
          4,497,563 Ser. 02-47, Class SM, IO, 4.14s, 2032                                                   213,634
          3,069,122 Ser. 01-43, Class SJ, IO, 5.77s, 2029                                                   164,006
            355,771 Ser. 98-2, Class EA, PO, zero %, 2028                                                   319,305
             16,735 Ser. 99-42, PO, zero %, 2027                                                             16,725
            585,000 Granite Mortgages PLC FRN Ser. 01-1, Class 1C, 3.24s,
                    2041 (United Kingdom)                                                                   584,452
          2,660,000 Holmes Financing PLC FRB Ser. 1, Class 2C, 2.925s, 2040                               2,659,169
            355,000 LB-UBS Commercial Mortgage Trust Ser. 01-C3,
                    Class J, 6.16s, 2036                                                                    294,298
                    Merrill Lynch Mortgage Investors, Inc.
          5,886,128 Ser. 96-C2, IO, 1.91s, 2028                                                             391,428
            640,000 Ser. 1995-C3, Class D, 7.782s, 2025                                                     705,400
          3,724,173 Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO,
                    1.55s, 2012                                                                             180,622
             15,463 Prudential Home Mortgage Securities Ser. 93-57, Class A4,
                    5.9s, 2023                                                                               15,582
            326,371 Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026                                     343,130
            695,376 Wells Fargo Mortgage Backed Securities Trust Ser. 01-31,
                    Class A5, 16.536s, 2032                                                                 678,426
                                                                                                      -------------
                    Total Collateralized Mortgage Obligations (cost $31,508,284)                        $31,122,665

ASSET-BACKED SECURITIES (4.8%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
           $224,969 Asset Backed Funding Corp. NIM Trust Ser. 02-WF1, 9.32s, 2032                          $222,719
          1,004,000 Bank One Issuance Trust Ser. 02-C1, Class C1, FRN, 2.7625s, 2007                        995,921
                    Bayview Financial Acquisition Trust
            537,430 Ser. 01-DA, Class M3, FRN, 3.23s, 2031                                                  531,006
            540,000 Ser. 02-CA, Class A, IO, 10.5s, 2004                                                     62,184
            684,999 CDC Mortgage Capital Trust Ser. 02-HE1, Class M, FRN, 3.08s, 2033                       669,518
                    Chase Funding Net Interest Margin
            197,153 Ser. 02-1, Class Note, 8 1/2s, 2035                                                     195,852
            429,419 Ser. 02-2, 8 1/2s, 2032                                                                 429,419
            173,031 Ser. 02-C1, Class Note, 8 1/2s, 2035                                                    176,284
                    Conseco Finance Securitizations Corp.
          1,665,000 Ser. 00-4, Class A6, 8.31s, 2032                                                      1,667,516
            600,000 Ser. 00-6, Class M2, 8.2s, 2032                                                         503,110
            561,000 Ser. 01-4, Class B1, 9.4s, 2010                                                         336,600
          1,968,957 Ser. 02-1, Class A, 6.681s, 2033                                                      1,957,110
            394,000 Consumer Credit Reference IDX Securities Ser. 02-1A, Class A,
                    FRB, 3.99s, 2007                                                                        394,862
            586,153 First Plus 144A Ser. 98-A, Class A, 8 1/2s, 2023                                        386,861
            150,000 Green Tree Financial Corp. Ser. 95-F, Class B2, 7.1s, 2021                              139,406
          1,325,019 Greenpoint Manufactured Housing Ser. 00-3, Class IA, 8.45s, 2031                      1,351,520
            177,768 Home Equity Asset Trust Ser. 02-1N, Class A, 8s, 2032                                   173,324
            685,000 LNR CDO, Ltd. Ser. 02-1A, Class FFL, 4.589s, 2012                                       646,041
            568,528 Madison Avenue Manufactured Housing Contract Ser. 02-A,
                    Class B1, FRN, 5.08s, 2032                                                              426,396
            327,861 Mid-State Trust Ser. 10, Class B, 7.54s, 2026                                           324,941
                    Morgan Stanley Dean Witter Capital I
            210,000 Ser. 01-NC3, Class B1, FRB, 4.28s, 2031                                                 206,128
            900,000 Ser. 01-NC4, Class B1, FRN, 4.33s, 2032                                                 884,391
            350,000 Ser. 02-AM2, Class B1, FRN, 4.08s, 2032                                                 340,375
            410,000 Ser. 02-NC3, Class M2, FRN, 3.13s, 2032                                                 401,095
                    Morgan Stanley Dean Witter Capital I 144A
            167,519 Ser. 01-AM1N, Class Note, 12 3/4s, 2032                                                 167,519
            390,094 Ser. 01-NC4N, Class Note, 8 1/2s, 2032                                                  395,711
            167,000 NovaStar Caps Trust Ser. 02-C1, Class A, 7.15s, 2031                                    167,000
            487,383 Option One Mortgage Securities Corp. Ser. 02-2A, Class CFTS,
                    8.83s, 2032                                                                             487,231
            411,434 Option One Mortgage Securities Corp. 144A Ser. 02-1, Class CTFS,
                    6 3/4s, 2032                                                                            409,696
            893,652 Pass-Through Amortizing Credit Card Trust Ser. 02-1A, Class A4FL,
                    7.339s, 2012                                                                            893,652
            212,000 TIAA Commercial Real Estate Securitization Ser. 02-1A, Class IV,
                    6.84s, 2037                                                                             174,667
                                                                                                      -------------
                    Total Asset-Backed Securities (cost $16,632,707)                                    $16,118,055

BRADY BONDS (1.8%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
         $1,755,000 Argentina (Republic of) govt. guaranty Ser. L-GP, 6s, 2023
                    (In default) (NON)                                                                     $754,650
          1,588,519 Brazil (Federal Republic of) bonds 8s, 2014                                             929,284
            415,000 Brazil (Federal Republic of) government guaranty Ser. 30YR,
                    3.063s, 2024                                                                            236,550
            625,000 Brazil (Federal Republic of) govt. guaranty FRB Ser. RG,
                    3 1/4s, 2012                                                                            296,875
            500,000 Central Bank of Nigeria bonds Ser. WW, 6 1/4s, 2020                                     310,000
            395,000 Peru (Republic of) coll. FLIRB 3 1/4s, 2017                                             257,738
            930,000 Peru (Republic of) FLIRB 3 3/4s, 2017                                                   606,825
            645,000 United Mexican States bonds Ser. B, 6 1/4s, 2019                                        624,038
          2,488,050 Venezuela (Republic of) debs. FRB Ser. DL, 2 7/8s, 2007                               1,959,313
                                                                                                      -------------
                    Total Brady Bonds (cost $6,406,252)                                                  $5,975,273

PREFERRED STOCKS (1.2%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                524 AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                                        $5
              5,000 Brand Scaffold Services, Inc. 144A $3.625 pfd.                                          320,000
             24,100 California Federal Preferred Capital Corp. Ser. A, $2.281 pfd.                          635,035
              8,980 Chevy Chase Capital Corp. Ser. A, $5.188 pfd.                                           507,370
            130,000 CSBI Capital Trust I 144A company guaranty Ser. A, 11.75% pfd.                          149,500
             10,460 CSC Holdings, Inc. Ser. M, $11.125 cum. pfd.                                            627,600
                489 Delta Financial Corp. Ser. A, $10.00 cum. pfd.                                            2,690
             27,930 Diva Systems Corp. Ser. C, 6.00% cum. pfd. (acquired 1/26/00,
                    cost $139,650) (RES)                                                                        279
              7,700 Doane Pet Care Co. $7.125 pfd.                                                          231,000
                372 Dobson Communications Corp. 13.00% pfd. (PIK)                                            83,700
                319 Dobson Communications Corp. 12.25% pfd. (PIK)                                            71,766
                210 First Republic Capital Corp. 144A 10.50% pfd.                                           220,500
                274 Granite Broadcasting Corp. 12.75% cum. pfd.                                             123,300
                 26 Leiner Health Products Ser. C, zero % pfd.                                                   --
                436 Nextel Communications, Inc. Ser. E, 11.125% pfd. (PIK)                                  344,440
                638 North Atlantic Trading Co. 12.00% pfd. (PIK)                                             11,803
                155 Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                      775,000
                646 Rural Cellular Corp. 12.25% pfd. (PIK)                                                   71,112
                                                                                                      -------------
                    Total Preferred Stocks (cost $6,599,372)                                             $4,175,100

COMMON STOCKS (1.0%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              1,153 Alderwoods Group, Inc. (NON)                                                             $7,068
            350,000 AMRESCO Capital Trust, Inc. (R)                                                          25,900
             18,271 Arch Wireless, Inc. (NON)                                                                     2
              7,792 Aurora Foods, Inc. (NON)                                                                  4,286
              3,075 Call-Net Enterprises, Inc. Class B (Canada) (NON)                                           923
            111,146 Celcaribe SA (Colombia) (NON)                                                             1,111
                239 Comdisco Holding Co., Inc. (NON)                                                         14,125
          1,883,299 Contifinancial Corp. Liquidating Trust Units                                             70,624
              8,378 Covad Communications Group, Inc. 144A (NON)                                              11,562
                470 Delta Funding Residual Exchange Co., LLC (NON)                                           91,415
                470 Delta Funding Residual Management, Inc. (NON)                                                 5
             11,160 Doskocil Manufacturing Co., Inc. (NON)                                                   42,185
              3,729 Genesis Health Ventures, Inc. (NON)                                                      52,803
             60,000 Loewen Group International, Inc. (NON)                                                        6
                947 Mariner Health Care, Inc. (NON)                                                           7,103
            470,000 Morrison Knudsen Corp. (NON)                                                             18,800
             15,092 Pioneer Cos., Inc. (NON)                                                                 26,411
                480 Premium Holdings (LP) 144A                                                               10,076
              1,004 PSF Group Holdings, Inc. 144A Class A                                                 1,756,755
                 91 Quorum Broadcast Holdings, Inc. Class E
                    (acquired 5/15/01, cost $90,498) (RES)                                                   61,941
             83,727 Regal Entertainment Group 144A                                                        1,211,948
             15,520 Safety Components International, Inc. (NON)                                             107,088
                467 Sun Healthcare Group, Inc. (NON)                                                          1,368
                867 Vast Solutions, Inc. Class B1 (NON)                                                         434
                867 Vast Solutions, Inc. Class B2 (NON)                                                         434
                867 Vast Solutions, Inc. Class B3 (NON)                                                         434
                916 Washington Group Intl., Inc. (NON)                                                       12,366
                  1 WorldCom, Inc.- WorldCom Group (NON)                                                         --
                                                                                                      -------------
                    Total Common Stocks (cost $8,942,552)                                                $3,537,173

CONVERTIBLE BONDS AND NOTES (0.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
           $550,000 American Tower Corp. cv. notes 5s, 2010                                                $256,438
            270,000 DaVita, Inc. cv. sub. notes 7s, 2009                                                    261,900
             59,000 Hexcel Corp. cv. sub. notes 7s, 2003                                                     48,601
            580,000 Nextel Communications, Inc. cv. sr. notes 5 1/4s, 2010                                  400,200
             50,000 Rogers Communications cv. debs. 2s, 2005 (Canada)                                        35,438
            450,000 Tyco International, Ltd. cv. notes zero %, 2020 (Bermuda)                               303,188
                                                                                                      -------------
                    Total Convertible Bonds and Notes (cost $1,350,891)                                  $1,305,765

UNITS (0.1%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
            150,000 MDP Acquisitions PLC 144A units 15 1/2s, 2013 (Ireland) (PIK)                          $151,500
            190,000 Solutia, Inc. 144A units 11 1/4s, 2009                                                  150,100
            380,000 XCL, Ltd. 144A units 13 1/2s, 2004 (In default) (NON)                                   114,475
              4,732 XCL, Ltd. 144A units cum. cv. pfd. 9.50% (In default) (NON) (PIK)                         1,183
                                                                                                      -------------
                    Total Units (cost $1,109,075)                                                          $417,258

CONVERTIBLE PREFERRED STOCKS (0.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                 89 Anker Coal Group, Inc. 14.25% cv. pfd.                                                     $445
                 30 Genesis Health Ventures, Inc. $6.00 cv. pfd. (PIK)                                        3,300
                330 Hercules Trust II 6.50% units cum. cv. pfd.                                             172,260
                760 Interact Electronic Marketing, Inc. 14.00% cum. cv. pfd. (In default) (NON)                   8
              2,600 LTV Corp. 144A $4.125 cv. pfd. (In default) (NON)                                           325
                 29 Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)                                   110,200
              4,014 Telex Communications, Inc. zero % cv. pfd. (In default) (NON)                             4,014
                360 Weirton Steel Corp. Ser. C, zero % cv. pfd.                                                 360
                932 XCL, Ltd. 144A Ser. A, 9.50% cum. cv. pfd. (In default) (NON) (PIK)                         233
                                                                                                      -------------
                    Total Convertible Preferred Stocks (cost $680,898)                                     $291,145

WARRANTS (--%) (a) (NON)                                                                  EXPIRATION
NUMBER OF WARRANTS                                                                        DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
                  7 Anker Coal Group, Inc. 144A                                           10/28/09               $1
                310 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08                 3
                560 Dayton Superior Corp.                                                 6/15/09               560
              1,174 Diva Systems Corp.                                                    5/15/06                12
              2,868 Diva Systems Corp. 144A                                               3/1/08                 29
                570 Horizon PCS, Inc.                                                     10/1/10                 6
                760 Interact Systems, Inc.                                                8/1/03                  1
                760 Interact Systems, Inc. 144A                                           12/15/09                8
                500 iPCS, Inc. 144A                                                       7/15/10               125
                320 IWO Holdings, Inc.                                                    1/15/11                80
                302 Leap Wireless International, Inc. 144A                                4/15/10                 3
                210 Mikohn Gaming Corp. 144A                                              8/15/08               210
                220 ONO Finance PLC 144A (United Kingdom)                                 2/15/11                 1
                525 Orion Network Systems                                                 1/15/07                 5
                640 Paxson Communications Corp. 144A                                      6/30/03                 1
                230 Pliant Corp. 144A                                                     6/1/10                115
              1,169 Sun Healthcare Group, Inc.                                            2/28/05                 1
                158 Telex Communications Group, Inc.                                      3/30/07                 2
                570 Travel Centers of America, Inc. 144A                                  5/1/09              5,700
                900 Ubiquitel, Inc. 144A                                                  4/15/10                 1
            645,000 United Mexican States (Mexico) Ser. B                                 6/30/04             1,608
            645,000 United Mexican States Ser. C (Mexico)                                 6/30/05               194
            645,000 United Mexican States Ser. D (Mexico)                                 6/30/06               194
            645,000 United Mexican States (Mexico) Ser. E                                 6/30/07               194
                450 Veraldo Holdings, Inc. 144A                                           4/15/08                 5
                 20 Versatel Telecom NV (Netherlands)                                     5/15/08                10
                565 Washington Group Intl., Inc. Ser. A                                   1/25/06               424
                646 Washington Group Intl., Inc. Ser. B                                   1/25/06               323
                349 Washington Group Intl., Inc. Ser. C                                   1/25/06               175
                320 XM Satellite Radio Holdings, Inc. 144A                                3/15/10                 1
                                                                                                      -------------
                    Total Warrants (cost $463,458)                                                           $9,992

SHORT-TERM INVESTMENTS (5.9%) (a)
PRINCIPAL AMOUNT/SHARES                                                                                       VALUE
-------------------------------------------------------------------------------------------------------------------
           $935,000 US Treasury Note zero %, December 12, 2002 (SEG)                                       $933,102
          2,871,133 Short-term investments held in Putnam commingled cash account with yields ranging from 1.67% to 1.85% and due dates
                    ranging from November 4, 2002 to December 20, 2002 (d)                                2,871,133
          7,200,000 Interest in $7,200,000 joint repurchase agreement dated
                    October 30, 2002 with Morgan Stanley & Co. due
                    November 4, 2002 with respect to various U.S.
                    Government obligations -- maturity value of $7,201,820
                    for an effective yield of 1.82%                                                       7,200,000
          9,129,000 Interest in $745,000,000 joint repurchase agreement dated
                    October 31, 2002 with Goldman Sachs & Co. due
                    November 1, 2002 with respect to various U.S. Government
                    obligations -- maturity value of $9,129,484 for an effective
                    yield of 1.91%                                                                        9,129,000
                                                                                                      -------------
                    Total Short-Term Investments (cost $20,133,235)                                     $20,133,235
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $377,172,970)                                              $342,014,497
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $339,227,686.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at October 31, 2002 was $8,720,054 or 2.6% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2002.

  (R) Real Estate Investment Trust.

  (d) See Note 1 to the financial statements.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate
      Notes (FRN) are the current interest rates shown at October 31, 2002, which are subject to change based on the terms of the security.

------------------------------------------------------------------------------
Forward Currency Contracts to Buy at October 31, 2002
(aggregate face value $32,971,181)
                                                                   Unrealized
                                      Aggregate Face  Delivery    Appreciation/
                      Market Value         Value        Date     (Depreciation)
------------------------------------------------------------------------------
Australian Dollars      $9,668,861      $9,444,646    12/18/02        $224,215
British Pounds           3,216,720       3,196,287    12/18/02          20,433
Canadian Dollar          4,572,004       4,534,230    12/18/02          37,774
Euro                     8,042,249       7,923,755    12/18/02         118,494
Japanese Yen             6,259,553       6,390,883    12/18/02        (131,330)
South Korean Won         1,252,301       1,263,471    12/18/02         (11,170)
Swiss Franc                217,114         217,909    12/18/02            (795)
------------------------------------------------------------------------------
                                                                      $257,621
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Forward Currency Contracts to Sell at October 31, 2002
(aggregate face value $24,735,034)
                                                                   Unrealized
                           Market     Aggregate Face  Delivery    Appreciation/
                           Value           Value        Date     (Depreciation)
------------------------------------------------------------------------------
Australian Dollars        $653,302        $639,131    12/18/02        $(14,171)
British Pounds           4,451,868       4,437,597    12/18/02         (14,271)
Danish Krone               332,354         332,594    12/18/02             240
Euro                     2,162,354       2,131,759    12/18/02         (30,595)
Japanese Yen             5,594,924       5,561,297    12/18/02         (33,627)
New Zealand Dollar       3,296,359       3,176,138    12/18/02        (120,221)
Swedish Krona            8,650,907       8,456,518    12/18/02        (194,389)
------------------------------------------------------------------------------
                                                                     $(407,034)
------------------------------------------------------------------------------
Futures Contracts Outstanding at October 31, 2002
                                                                   Unrealized
                                      Aggregate Face  Expiration  Appreciation/
                       Total Value         Value         Date    (Depreciation)
------------------------------------------------------------------------------
CBT Interest Rate
Swap 10yr (Long)          $893,750        $878,159      Dec-02         $15,591
Euro Bobl (Long)         7,689,800       7,655,663      Dec-02          34,137
Euro Bund (Long)        16,107,719      16,143,142      Dec-02         (35,423)
Euro Dollar 90 Day
(Short)                    984,150         958,783      Jun-03         (25,367)
Euro Dollar 90 Day
(Long)                     981,700         954,567      Sep-03          27,133
Japanese Euro Yen
90 Day (Long)            3,671,130       3,671,196      Dec-03             (66)
Japanese Euro Yen
90 Day (Short)           3,669,293       3,669,043      Dec-02            (250)
Japanese
Government Bond
10yr (Long)              4,290,284       4,253,741      Dec-02          36,543
Japanese
Government Bond
10yr (Long)              2,318,419       2,298,832      Dec-02          19,587
U.S. Treasury Note
10yr (Short)            44,625,594      43,632,049      Dec-02        (993,545)
U.S. Treasury Note
5yr (Short)             25,135,297      24,733,312      Dec-02        (401,985)
U.S. Treasury Bond
(Long)                  20,360,751      19,994,547      Dec-02         366,204
U.S. Treasury Note
10yr (Long)              2,523,813       2,480,954      Dec-02          42,859
------------------------------------------------------------------------------
                                                                     $(914,582)
------------------------------------------------------------------------------
Credit Default Contracts Outstanding at October 31, 2002
(premiums received $336,952)
                                                                Market
Notional Amount                                                 Value
------------------------------------------------------------------------------
$1,190,000 Agreement with JPMorgan Chase
           Bank effective May 14, 2002
           maturing on May 15, 2007 to
           receive a premium equal to
           17.171% times the notional
           amount. For each credit
           default event related to one
           of the 100 issues within the
           HYDI 100 8.75%, 5/15/07 Bond
           Index, the fund makes a payment
           of the proportional notional
           amount times the difference
           between the par value and the
           then-market value of the
           defaulted issue.                                   $ 349,979
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Swap Contracts Outstanding at October 31, 2002
                                                                   Unrealized
                                        Notional   Termination    Appreciation/
                                         Amount       Date      (Depreciation)
------------------------------------------------------------------------------
Agreement with
Merrill Lynch
Capital Services,
Inc. dated
September 27,
2002 to receive
semiannually the
notional amount
multiplied by the
six month
JPY-LIBOR-BBA and
pay monthly the
notional amount
multiplied by
0.399%                                $10,846,410    10/01/07         $(14,415)

Agreement with
Merrill Lynch
Capital Services,
Inc. dated
November 17, 2000
to pay
semi-annually the
notional amount
multiplied by the
three month
LIBOR-BBA and
receive the
notional amount
multiplied by
6.68%                                   3,500,000    11/21/05          417,919

Agreement with
Goldman Sachs
Capital Markets,
L.P. dated
September 13,
2002 to pay at
maturity the
notional amount
multiplied by the
six month
USD-LIBOR-BBA and
receive at
maturity the
notional amount
multiplied by the
change in net
asset value of
the i shares GS
Investment of
Corporate Bond
Fund                                    2,769,976    03/18/03         $(23,844)
------------------------------------------------------------------------------
                                                                      $379,660
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
October 31, 2002
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $377,172,970)
(Note 1)                                                                       $342,014,497
-------------------------------------------------------------------------------------------
Cash                                                                                665,877
-------------------------------------------------------------------------------------------
Foreign currency (cost $1,168,966) (Note 1)                                       1,183,285
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                         6,660,506
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   13,859,493
-------------------------------------------------------------------------------------------
Receivable for variation margin (Note 1)                                             27,488
-------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                         386,147
-------------------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                             416,610
-------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)                           149,341
-------------------------------------------------------------------------------------------
Total assets                                                                    365,363,244

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                             2,555,893
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 21,760,694
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        662,478
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           60,899
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        26,009
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                            883
-------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                                566,023
-------------------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                               59,736
-------------------------------------------------------------------------------------------
Credit default contracts outstanding at value (premiums received
$336,952) (Note 1)                                                                  349,979
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               92,964
-------------------------------------------------------------------------------------------
Total liabilities                                                                26,135,558
-------------------------------------------------------------------------------------------
Net assets                                                                     $339,227,686

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                       $467,133,055
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                        (2,253,654)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                                  (89,604,095)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                               (36,047,620)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares
outstanding                                                                    $339,227,686

Computation of net asset value
-------------------------------------------------------------------------------------------
Net asset value per share ($339,227,686 divided by 53,275,878
shares)                                                                               $6.37
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended October 31, 2002
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                        $32,059,214
-------------------------------------------------------------------------------------------
Dividends                                                                           531,786
-------------------------------------------------------------------------------------------
Total investment income                                                          32,591,000

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  2,692,286
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      467,252
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    14,459
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      8,731
-------------------------------------------------------------------------------------------
Other                                                                               292,993
-------------------------------------------------------------------------------------------
Total expenses                                                                    3,475,721
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (41,325)
-------------------------------------------------------------------------------------------
Net expenses                                                                      3,434,396
-------------------------------------------------------------------------------------------
Net investment income                                                            29,156,604
-------------------------------------------------------------------------------------------
Net realized loss on investments  (Notes 1 and 3)                               (28,905,064)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                    (781,916)
-------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                    181
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                         (79,789)
-------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                        222,174
-------------------------------------------------------------------------------------------
Net unrealized depreciation
of assets and liabilities in foreign currencies during the year                     (92,687)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures contracts, credit
default contracts and swap contracts during the year                              7,823,749
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (21,813,352)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             $7,343,252
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                           Year ended October 31
                                                                    -----------------------------------
                                                                             2002                  2001
-------------------------------------------------------------------------------------------------------
Decrease in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                 $29,156,604           $32,276,828
-------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                          (29,544,414)          (19,693,175)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign currencies                        7,731,062             3,097,375
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    7,343,252            15,681,028
-------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------------------------------
From net investment income                                            (30,618,134)          (30,678,868)
-------------------------------------------------------------------------------------------------------
From return of capital                                                         --            (2,504,749)
-------------------------------------------------------------------------------------------------------
Increase from issuance of common shares in connection
with reinvestment of dividends (Note 4)                                 1,205,083                    --
-------------------------------------------------------------------------------------------------------
Total decrease in net assets                                          (22,069,799)          (17,502,589)

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of year                                                     361,297,485           378,800,074
-------------------------------------------------------------------------------------------------------
End of year (including distributions in excess
of net investment income of $2,253,654
and $3,686,167, respectively)                                        $339,227,686          $361,297,485
-------------------------------------------------------------------------------------------------------

Number of fund shares
-------------------------------------------------------------------------------------------------------
Shares outstanding at beginning of year                                53,095,749            53,095,749
-------------------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment of dividends                180,129                    --
-------------------------------------------------------------------------------------------------------
Shares outstanding at end of year                                      53,275,878            53,095,749
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                    Year ended October 31
-----------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.80        $7.13        $7.72        $8.27        $9.26
-----------------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------------
Net investment income (a)                .55          .61          .66          .64          .71
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.40)        (.31)        (.58)        (.48)        (.96)
-----------------------------------------------------------------------------------------------------
Total from
investment operations                    .15          .30          .08          .16         (.25)
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.58)        (.58)        (.56)        (.65)        (.65)
-----------------------------------------------------------------------------------------------------
Return of capital                         --         (.05)        (.11)        (.06)        (.09)
-----------------------------------------------------------------------------------------------------
Total distributions                     (.58)        (.63)        (.67)        (.71)        (.74)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.37        $6.80        $7.13        $7.72        $8.27
-----------------------------------------------------------------------------------------------------
Market value,
end of period                         $6.150       $6.530       $6.438       $6.625       $8.125
-----------------------------------------------------------------------------------------------------
Total return at
market value (%)(b)                     2.71        11.27         7.70       (10.50)        4.15
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $339,228     $361,297     $378,800     $410,012     $438,972
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .98          .94          .94          .94         1.00
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               8.22         8.63         8.66         7.93         7.81
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)           205.33 (d)   131.14 (d)   147.33       124.21       202.83
-----------------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements. (Note 2)

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
October 31, 2002

Note 1
Significant accounting policies

Putnam Master Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The investment objective of the fund is to seek high current income consistent with the preservation of capital. The fund intends to diversify its investments among the following three sectors of the fixed-income securities market: a U.S. investment-grade sector, consisting of debt obligations of the U.S. government and investment-grade U.S. corporate bonds, a high-yield sector, consisting of higher yielding, lower-rated U.S. corporate fixed income securities and an international sector, consisting of obligations of foreign governments, their agencies and instrumentalities and other fixed-income securities denominated in foreign currencies.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships, generally recognized by institutional traders, between securities. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Total return swap contracts The fund may engage in total return swap agreements, which are arrangements to exchange the return generated by one instrument for the return generated by another instrument. To manage its market exposure the fund may enter into total return swap agreements, which involve a commitment by one party to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Total return swap agreements are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

I) Interest rate swap contracts The fund may engage in interest rate swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount to manage the funds exposure to interest rates. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. Payments received or made upon early termination are recorded as realized gain or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

J) Credit default contracts The fund may engage in credit default contracts where one party, the protection buyer, makes an upfront payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment as a result of a credit event related to a specified security or index. The upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recorded, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.

K) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 2002, the fund had a capital loss carryover of approximately $89,361,000 available to the extent allowed by tax law to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
    $3,956,000    October 31, 2006
    23,414,000    October 31, 2007
    11,528,000    October 31, 2008
    15,952,000    October 31, 2009
    34,511,000    October 31, 2010

L) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, dividends payable, defaulted bond interest, both realized and unrealized gains and losses on certain futures contracts, market discount, interest on payment-in-kind securities and straddle loss deferrals. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended October 31, 2002, the fund reclassified $2,894,043 to decrease distributions in excess of net investment income and $86,703 to decrease paid-in-capital, with an increase to accumulated net realized losses of $2,807,340.

The tax basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation                            $13,879,782
Unrealized depreciation                            (50,332,591)
                                          --------------------
Net unrealized depreciation                        (36,452,809)
Undistributed ordinary income                        1,020,904
Capital loss carryforward                          (89,360,581)
Post October loss                                           --
Cost for federal income
tax purposes                                      $378,467,306

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the year ended October 31, 2002, the fund's expenses were reduced by $41,325 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $792 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the year ended October 31, 2002, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $335,035,984 and $330,043,795, respectively. Purchases and sales of U.S. government obligations aggregated $585,534,413 and $592,498,021, respectively.

Written option transactions during the year are summarized as follows:

                                              Contract             Premiums
                                               Amounts             Received
---------------------------------------------------------------------------
Written options
outstanding at
beginning of year                                  $--                  $--
---------------------------------------------------------------------------
Options written                              2,396,019               10,986
Options expired                             (2,396,000)              (4,367)
Options closed                                     (19)              (6,619)
---------------------------------------------------------------------------
Written options
outstanding at
end of year                                        $--                  $--
---------------------------------------------------------------------------

Note 4
Share repurchase program

In November 1994, the Trustees authorized the fund to repurchase up to 2,650,000 of its shares in the open market. Repurchases will only be made when the fund's shares are trading at less than net asset value and at such times and amounts as is believed to be in the best interest of the fund's shareholders. Any repurchases of shares will have the effect of increasing the net asset value per share of remaining shares outstanding.

For the year ended October 31, 2002, the fund repurchased no shares.

As of October 31, 2002, 279,900 shares have been repurchased since the inception of the program.

Note 5
New accounting pronouncement

As required, the fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This Guide requires that the fund amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities. Prior to November 2001, the fund did not amortize premium and accrete discounts for certain fixed income securities and characterized as realized gains and losses paydowns on mortgage backed securities. Adopting these accounting principles did not affect the fund's net asset value, but did change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle was not material to the financial statements.


RESULTS OF OCTOBER 3, 2002 SHAREHOLDER MEETING
(Unaudited)

An annual meeting of shareholders of the fund was held on October 3, 2002. At the meeting, each of the nominees for Trustees was elected, as follows:
                                                 Common Shares
                                                              Votes
                                          Votes for          withheld

Jameson Adkins Baxter                    47,683,056         1,522,278
Charles B. Curtis                        47,663,192         1,542,142
John A. Hill                             47,686,728         1,518,606
Ronald J. Jackson                        47,672,901         1,532,433
Paul L. Joskow                           47,685,947         1,519,387
Elizabeth T. Kennan                      47,680,370         1,524,964
Lawrence J. Lasser                       47,683,710         1,521,624
John H. Mullin III                       47,684,297         1,521,037
Robert E. Patterson                      47,683,101         1,522,233
George Putnam, III                       47,685,741         1,519,593
A.J.C. Smith                             47,662,564         1,542,770
W. Thomas Stephens                       47,685,648         1,519,686
W. Nicholas Thorndike                    47,679,371         1,525,963


FEDERAL TAX INFORMATION
(Unaudited)

The fund has designated 0.65% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2003 will show the tax status of all distributions paid to your account in calendar 2002.



TRUSTEES

Name, Address, 1 Date of Birth,
Position(s) Held with Fund
and Length of Service              Principal Occupation(s)
as a Putnam Fund Trustee 2         During Past 5 Years           Other Directorships Held by Trustee
-------------------------------------------------------------------------------------------------------
Jameson A. Baxter (9/6/43),        President, Baxter             Director of ASHTA Chemicals, Inc.,
Trustee since 1994                 Associates, Inc.              Banta Corporation (a printing and
                                   (a management                 digital imaging firm), Intermatic
                                   consulting and private        Corporation (manufacturer of energy
                                   investments firm)             control products), Ryerson Tull, Inc.
                                                                 (a steel service corporation),
                                                                 Advocate Health Care, and the
                                                                 National Center for Nonprofit
                                                                 Boards. Chairman Emeritus
                                                                 of the Board of Trustees, Mount
                                                                 Holyoke College. Also held various
                                                                 positions in investment banking and
                                                                 corporate finance, including Vice
                                                                 President and principal of the
                                                                 Regency Group and consultant to
                                                                 First Boston Corp.

Charles B. Curtis (4/27/40),       President and Chief           Member of the Council on Foreign
Trustee since 2001                 Operating Officer,            Relations, the Electric Power
                                   Nuclear Threat                Research Institute Advisory Council,
                                   Initiative (a private         the Board of Directors of the Gas
                                   foundation dedicated          Technology Institute, the University
                                   to reducing the threat        of Chicago Board of Governors for
                                   of weapons of mass            Argonne National Laboratory, the
                                   destruction), also serves     Board of Directors of the
                                   as Senior Advisor to the      Environment and Natural Resources
                                   United Nations                Program Steering Committee,
                                   Foundation                    John F. Kennedy School of
                                                                 Government, Harvard University.
                                                                 Prior to 2002, Mr. Curtis was a
                                                                 member of the Board of Directors of
                                                                 the Gas Technology Institute. Until
                                                                 2001, Mr. Curtis was a Member of
                                                                 the Department of Defense's Policy
                                                                 Board and Director of EG&G
                                                                 Technical Services, Inc. (fossil energy
                                                                 research and development support)
                                                                 and prior to May 1997, Mr. Curtis
                                                                 was Deputy Secretary of Energy.

John A. Hill (1/31/42),            Vice-Chairman and             Director of Devon Energy
Trustee since 1985 and             Managing Director,            Corporation (formerly known as
Chairman since 2000                First Reserve                 Snyder Oil Corporation),
                                   Corporation                   TransMontaigne Oil Company,
                                   (a registered investment      Continuum Health Partners of
                                   advisor investing in          New York, Sarah Lawrence College,
                                   companies in the              and various private companies owned
                                   world-wide energy             by First Reserve Corporation.
                                   industry on behalf of         Trustee of TH Lee, Putnam
                                   institutional investors)      Investment Trust (a closed-end
                                                                 investment company). Prior to
                                                                 acquiring First Reserve in 1983,
                                                                 Mr. Hill held executive positions
                                                                 with several advisory firms and
                                                                 various positions with the federal
                                                                 government, including Associate
                                                                 Director of the Office of Manage
                                                                 ment and Budget and Deputy
                                                                 Director of the Federal Energy
                                                                 Administration.

Ronald J. Jackson                  Private investor              Former Chairman, President, and
(12/17/43),                                                      Chief Executive Officer of Fisher-
Trustee since 1996                                               Price, Inc. (a toy manufacturer).
                                                                 Previously served as President and
                                                                 Chief Executive Officer of Stride-
                                                                 Rite, Inc. and Kenner Parker Toys.
                                                                 Also held financial and marketing
                                                                 positions with General Mills, Parker
                                                                 Brothers, and Talbots. President of
                                                                 the Kathleen and Ronald J. Jackson
                                                                 Foundation (charitable trust).
                                                                 Member of the Board of Overseers of
                                                                 WGBH (public television and radio).
                                                                 Member of the Board of Overseers of
                                                                 the Peabody Essex Museum.

Paul L. Joskow (6/30/47),          Elizabeth and James           Director, National Grid Group
Trustee since 1997                 Killian Professor of          (a UK-based holding company
                                   Economics and                 with interests in electric power,
                                   Management and                natural gas distribution, and
                                   Director of the Center        telecommunications networks), and
                                   for Energy and                the Whitehead Institute for
                                   Environmental Policy          Biomedical Research (a non-profit
                                   Research, Massachusetts       research institution). President of the
                                   Institute of Technology       Yale University Council. Prior to
                                                                 February 2002, March 2000, and
                                                                 September 1998, Dr. Joskow was a
                                                                 Director of State Farm Indemnity
                                                                 Company (an automobile insurance
                                                                 company), Director of New England
                                                                 Electric System (a public utility
                                                                 holding company) and a consultant
                                                                 to National Economic Research
                                                                 Associates, respectively.

Elizabeth T. Kennan                Chairman, Cambus-             Director, Northeast Utilities, and
(2/25/38),                         Kenneth Bloodstock (a         Talbots (a distributor of women's
Trustee since 1992                 limited liability company     apparel). Trustee of Centre College.
                                   involved in thoroughbred      Prior to 2001, Dr. Kennan was a
                                   horse breeding and            member of the Oversight Committee
                                   farming), President           of Folger Shakespeare Library.
                                   Emeritus of Mount             Prior to September 2000, June 2000,
                                   Holyoke College               and November 1999, Dr. Kennan
                                                                 was a Director of Chastain Real
                                                                 Estate, Bell Atlantic, and Kentucky
                                                                 Home Life Insurance, respectively.
                                                                 Prior to 1995, Dr. Kennan was a
                                                                 Trustee of Notre Dame University.
                                                                 For 12 years, she was on the faculty
                                                                 of Catholic University.

John H. Mullin, III                Chairman and CEO              Director Alex. Brown Realty, Inc.,
(6/15/41),                         of Ridgeway Farm              Sonoco Products, Inc. (a packaging
Trustee since 1997                 (a limited liability          company), The Liberty Corporation
                                   company engaged in            (a company engaged in the
                                   timber and farming)           broadcasting industry), and Progress
                                                                 Energy, Inc. (a utility company,
                                                                 formerly known as Carolina Power
                                                                 & Light). Trustee Emeritus of
                                                                 Washington & Lee University. Prior
                                                                 to October 1997, January 1998, and
                                                                 May 2001, Mr. Mullin was a Director
                                                                 of Dillon, Read and Co. Inc.,
                                                                 The Ryland Group, Inc., and
                                                                 Graphic Packaging International
                                                                 Corp., respectively.

Robert E. Patterson                Senior Partner of Cabot       Chairman of the Joslin Diabetes
(3/15/45),                         Properties, LLP and           Center, Trustee of SEA Education
Trustee since 1984                 Chairman of Cabot             Association, and Director of
                                   Properties, Inc.              Brandywine Trust Company (a trust
                                                                 company). Prior to February 1998,
                                                                 Mr. Patterson was Executive Vice
                                                                 President and Director of
                                                                 Acquisitions of Cabot Partners
                                                                 Limited Partnership. Prior to
                                                                 December 2001, Mr. Patterson was
                                                                 President and Trustee of Cabot
                                                                 Industrial Trust (publicly traded real
                                                                 estate investment trust). Prior to
                                                                 1990, Mr. Patterson was Executive
                                                                 Vice President of Cabot, Cabot &
                                                                 Forbes Realty Advisors, the
                                                                 predecessor of Cabot Partners, and
                                                                 prior to that was Senior Vice
                                                                 President of the Beal Companies.

W. Thomas Stephens                 Corporate Director            Director of Qwest Communications
(9/2/42),                                                        (communications company), Xcel
Trustee since 1997                                               Energy Incorporated (public utility
                                                                 company), TransCanada Pipelines,
                                                                 Norske Canada, Inc. (paper
                                                                 manufacturer) and Mail-Well
                                                                 (printing and envelope company).
                                                                 Prior to July 2001 and October 1999,
                                                                 Mr. Stephens was Chairman of Mail-
                                                                 Well and MacMillan-Bloedel (forest
                                                                 products company). Prior to 1996,
                                                                 Mr. Stephens was Chairman and
                                                                 Chief Executive Officer of
                                                                 Johns Manville.

W. Nicholas Thorndike              Director of various           Trustee of Northeastern University and
(3/28/33),                         corporations and              Honorary Trustee of Massachusetts
Trustee since 1992                 charitable                    General Hospital. Prior to
                                   organizations,                September 2000, April 2000, and
                                   including Courier             December 2001, Mr. Thorndike was
                                   Corporation (a book           a Director of Bradley Real Estate,
                                   manufacturer) and             Inc., a Trustee of Eastern Utilities
                                   Providence Journal Co.        Associates, and a Trustee of Cabot
                                   (a newspaper publisher)       Industrial Trust, respectively.
                                                                 Previously served as Chairman of the
                                                                 Board and managing partner of
                                                                 Wellington Management/Thorndike
                                                                 Doran Paine & Lewis, and Chairman
                                                                 and Director of Ivest Fund.

Lawrence J. Lasser*                President and Chief           Director of Marsh & McLennan
(11/1/42),                         Executive Officer of          Companies, Inc. and the United Way
Trustee since 1992                 Putnam Investments            of Massachusetts Bay. Member of the
Vice President since 1981          and Putnam                    Board of Governors of the Investment
                                   Management                    Company Institute, Trustee of the
                                                                 Museum of Fine Arts, Boston, a
                                                                 Trustee and Member of the Finance
                                                                 and Executive Committees of Beth
                                                                 Israel Deaconess Medical Center,
                                                                 Boston, and a Member of the
                                                                 CareGroup Board of Managers
                                                                 Investment Committee, the Council
                                                                 on Foreign Relations, and the
                                                                 Commercial Club of Boston.

George Putnam, III*                President, New                Director of The Boston Family
(8/10/51),                         Generation Research,          Office, L.L.C. (registered investment
Trustee since 1984 and             Inc. (a publisher of          advisor), Trustee of the SEA
President since 2000               financial advisory and        Education Association, Trustee of
                                   other research services       St. Mark's School, and Trustee of
                                   relating to bankrupt and      Shore Country Day School.
                                   distressed companies)         Previously, Mr. Putnam was an
                                   and New Generation            attorney with the firm of Dechert
                                   Advisers, Inc.                Price & Rhoads.
                                   (a registered
                                   investment adviser)

A.J.C. Smith* (4/13/34),           Director of Marsh &           Director of Trident Corp. (a limited
Trustee since 1986                 McLennan                      partnership with over 30 institutional
                                   Companies, Inc.               investors). Trustee of the Carnegie
                                                                 Hall Society, the Educational
                                                                 Broadcasting Corporation and the
                                                                 National Museums of Scotland.
                                                                 Chairman of the Central Park
                                                                 Conservancy. Member of the Board
                                                                 of Overseers of the Joan and
                                                                 Sanford I. Weill Graduate School
                                                                 of Medical Sciences of Cornell
                                                                 University. Fellow of the Faculty of
                                                                 Actuaries in Edinburgh, the
                                                                 Canadian Institute of Actuaries, and
                                                                 the Conference of Actuaries.
                                                                 Associate of the Society of Actuaries.
                                                                 Member of the American Actuaries,
                                                                 the International Actuarial
                                                                 Association and the International
                                                                 Association of Consulting Actuaries.
                                                                 Prior to May 2000 and November
                                                                 1999, Mr. Smith was Chairman and
                                                                 CEO, respectively, of Marsh &
                                                                 McLennan Companies, Inc.
--------------------------------------------------------------------------------------------------------
1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of October 31, 2002, there were 101 Putnam Funds.

2 Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.

* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, Putnam Retail Management or Marsh & McLennan Companies, Inc.,
  the parent company of Putnam LLC and its affiliated companies. Messrs. Putnam, III, Lasser and Smith are deemed "interested  persons" by virtue of their positions as officers or shareholders of the fund or Putnam Management, Putnam Retail Management or Marsh & McLennan Companies, Inc. George Putnam, III
  is the President of your fund and each of the other Putnam funds. Lawrence J. Lasser is the President and Chief Executive Officer of Putnam Investments and Putnam Management. Mr. Lasser and Mr. Smith
  serve as Directors of Marsh & McLennan Companies, Inc.




OFFICERS

In addition to George Putnam III and Lawrence J. Lasser, the other officers of the fund are shown below:

Name, Address, 1 Date of Birth,    Length of Service with
Position(s) Held with Fund         the Putnam Funds              Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Charles E. Porter                  Since 1989                    Managing Director, Putnam Investments
(7/26/38), Executive Vice                                        and Putnam Management
President, Treasurer and
Principal Financial Officer

Patricia C. Flaherty               Since 1993                    Senior Vice President, Putnam Investments
(12/1/46), Senior Vice                                           and Putnam Management
President

Karnig H. Durgarian
(1/13/56), Vice President and      Since 2002                    Senior Managing Director, Putnam
Principal Executive Officer                                      Investments

Michael T. Healy
(1/24/58), Assistant Treasurer     Since 2000                    Managing Director, Putnam Investments
and Principal Accounting
Officer

Steven D. Krichmar
(6/27/58), Vice President and      Since 2002                    Managing Director, Putnam Investments.
Principal Financial Officer                                      Prior to 2001, Partner,
                                                                 PricewaterhouseCoopers LLP

Charles E. Haldeman Jr.            Since 2002                    Senior Managing Director, Putnam
(10/29/48), Vice President                                       Investments and Putnam Management.
                                                                 Prior to 2002, Chief Executive Officer,
                                                                 Delaware Management Holdings, Inc.; prior
                                                                 to 2000, President and Chief Operating
                                                                 Officer, United Asset Management

Stephen M. Oristaglio              Since 1998                    Senior Managing Director, Putnam
(8/21/55), Vice President                                        Investments and Putnam Management.
                                                                 Prior to 1998, Managing Director, Swiss
                                                                 Bank Corp.

Gordon H. Silver                   Since 1990                    Senior Managing Director, Putnam
(7/3/47), Vice President                                         Investments, Putnam Management and
                                                                 Putnam Retail Management

Brett C. Browchuk                  Since 1994                    Managing Director, Putnam Investments
(2/27/63), Vice President                                        and Putnam Management

Richard G. Leibovitch              Since 1999                    Managing Director, Putnam Investments
(10/31/63), Vice President                                       and Putnam Management. Prior to 1999,
                                                                 Managing Director, J.P. Morgan

Richard A. Monaghan                Since 1998                    Senior Managing Director, Putnam
(8/25/54), Vice President                                        Investments and Putnam Retail
                                                                 Management

Beth S. Mazor                      Since 2002                    Senior Vice President, Putnam Investments
(4/6/58), Vice President

John R. Verani                     Since 1988                    Senior Vice President, Putnam Investments
(6/11/39), Vice President                                        and Putnam Management

Judith Cohen
(6/7/45), Clerk and                Since 1993                    Clerk and Assistant Treasurer, The
Assistant Treasurer                                              Putnam Funds

Kevin M. Cronin
(6/13/61), Vice President          Since 2000                    Managing Director of Putnam Management
---------------------------------------------------------------------------------------------------------------
1 The address of each Officer is One Post Office Square, Boston, MA 02109.



FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL
Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President, Treasurer
and Principal Financial Officer

Patricia C. Flaherty
Senior Vice President

Karnig H. Durgarian
Vice President and
Principal Executive Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Steven D. Krichmar
Vice President and
Principal Financial Officer

Lawrence J. Lasser
Vice President

Charles E. Haldeman, Jr.
Vice President

Stephen M. Oristaglio
Vice President

Gordon H. Silver
Vice President

Brett C. Browchuk
Vice President

Kevin M. Cronin
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

Beth S. Mazor
Vice President

John R. Verani
Vice President

Judith Cohen
Clerk and Assistant Treasurer


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) anytime for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


84090  072  12/02